Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 98.2%
Communication Services 2.6%
Diversified Telecommunication Services 0.6%
Anterix, Inc.*	1,585	58,011
AST SpaceMobile, Inc.*	20,264	460,803
ATN International, Inc.	1,541	31,298
Bandwidth, Inc. "A"*	3,907	51,182
Cogent Communications Holdings, Inc.	6,661	408,386
Globalstar, Inc.*	7,379	153,926
IDT Corp. "B"	2,308	118,423
Liberty Latin America Ltd. "A"*	4,826	30,549
Liberty Latin America Ltd. "C"*	19,390	120,412
Lumen Technologies, Inc.*	153,131	600,273
Shenandoah Telecommunications Co.	7,288	91,610
		2,124,873
Entertainment 0.5%
Amc Entertainment Holdings, Inc. "A"* (a)	60,925	174,855
Atlanta Braves Holdings, Inc. "A"* (a)	1,503	65,937
Atlanta Braves Holdings, Inc. "C"*	7,636	305,516
Cinemark Holdings, Inc.	16,792	417,953
Eventbrite, Inc. "A"*	10,868	22,931
Golden Matrix Group, Inc.* (a)	3,627	7,145
IMAX Corp.*	6,495	171,143
Lions Gate Entertainment Corp. "A"*	8,889	78,668
Lions Gate Entertainment Corp. "B"*	18,633	147,573
LiveOne, Inc.*	11,730	8,199
Madison Square Garden Entertainment Corp.*	6,002	196,506
Marcus Corp.	3,636	60,685
Playstudios, Inc.*	13,461	17,095
Reservoir Media, Inc.*	2,965	22,623
Sphere Entertainment Co.*	4,104	134,283
Vivid Seats, Inc. "A"*	12,386	36,663
		1,867,775
Interactive Media & Services 0.6%
Bumble, Inc. "A"*	12,211	52,996
Cargurus, Inc.*	13,142	382,826
Cars.com, Inc.*	9,637	108,609
EverQuote, Inc. "A"*	3,796	99,417
fuboTV, Inc.*	50,039	146,114
Getty Images Holdings, Inc.* (a)	15,858	27,434
Grindr, Inc.*	3,875	69,362
MediaAlpha, Inc. "A"*	4,657	43,031
Nextdoor Holdings, Inc.*	26,706	40,860
Outbrain, Inc.*	6,035	22,511
QuinStreet, Inc.*	8,193	146,163
Shutterstock, Inc.	3,539	65,932
System1, Inc.* (a)	3,923	1,496
TrueCar, Inc.*	13,390	21,156
Vimeo, Inc.*	22,291	117,251

Webtoon Entertainment, Inc.*	2,397	18,385
Yelp, Inc.*	9,579	354,710
Ziff Davis, Inc.*	6,359	238,971
ZipRecruiter, Inc. "A"*	10,368	61,068
		2,018,292
Media 0.7%
Advantage Solutions, Inc.*	16,906	25,528
AMC Networks, Inc. "A"*	4,957	34,104
Boston Omaha Corp. "A"*	3,809	55,535
Cable One, Inc.	848	225,373
Cardlytics, Inc.*	6,352	11,561
Clear Channel Outdoor Holdings, Inc.*	52,302	58,055
EchoStar Corp. "A"*	18,423	471,260
Emerald Holding, Inc.	2,534	9,959
Entravision Communications Corp. "A"	9,494	19,937
Gambling.com Group Ltd.*	2,441	30,805
Gannett Co., Inc.*	22,127	63,947
Gray Media, Inc.	13,358	57,707
Ibotta, Inc. "A"* (a)	2,353	99,297
iHeartMedia, Inc. "A"*	16,153	26,652
Integral Ad Science Holding Corp.*	10,912	87,951
John Wiley & Sons, Inc. "A"	5,945	264,909
Magnite, Inc.*	18,967	216,413
National CineMedia, Inc.*	10,096	58,961
PubMatic, Inc. "A"*	5,940	54,292
Scholastic Corp.	3,389	63,984
Sinclair, Inc.	4,800	76,464
Stagwell, Inc.*	13,189	79,793
TechTarget, Inc.*	4,134	61,225
TEGNA, Inc.	24,423	444,987
The E.W. Scripps Co. "A"* (a)	9,031	26,732
Thryv Holdings, Inc.*	5,779	74,029
Townsquare Media, Inc. "A"	2,013	16,386
WideOpenWest, Inc.*	7,728	38,254
		2,754,100
Wireless Telecommunication Services 0.2%
Gogo, Inc.* (a)	10,074	86,838
Spok Holdings, Inc.	2,854	46,920
Telephone & Data Systems, Inc.	14,903	577,342
		711,100
Consumer Discretionary 9.0%
Automobile Components 1.1%
Adient PLC*	12,455	160,171
American Axle & Manufacturing Holdings, Inc.*	16,829	68,494
Cooper-Standard Holdings, Inc.*	2,694	41,272
Dana, Inc.	19,715	262,801
Dorman Products, Inc.*	3,908	471,070
Fox Factory Holding Corp.*	6,412	149,656
Gentherm, Inc.*	4,639	124,047
Goodyear Tire & Rubber Co.*	43,267	399,787
Holley, Inc.*	7,454	19,157
LCI Industries	3,772	329,786
Luminar Technologies, Inc.* (a)	3,510	18,919
Modine Manufacturing Co.*	7,810	599,418
Patrick Industries, Inc.	4,924	416,373
Phinia, Inc.	6,321	268,200

Solid Power, Inc.* (a)	24,416	25,637
Standard Motor Products, Inc.	3,265	81,396
Stoneridge, Inc.*	4,281	19,650
Visteon Corp.*	4,106	318,708
XPEL, Inc. 144A*	3,767	110,675
		3,885,217
Automobiles 0.0%
Livewire Group, Inc.*	2,875	5,750
Winnebago Industries, Inc.	4,118	141,906
		147,656
Broadline Retail 0.0%
1stdibs.com, Inc.* (a)	4,055	12,327
Groupon, Inc.*	3,611	67,779
Savers Value Village, Inc.*	3,789	26,144
		106,250
Distributors 0.0%
A-Mark Precious Metals, Inc.	2,656	67,383
GigaCloud Technology, Inc. "A"* (a)	3,515	49,913
Weyco Group, Inc.	947	28,864
		146,160
Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.*	5,699	573,547
American Public Education, Inc.*	2,342	52,273
Carriage Services, Inc.	1,988	77,035
Chegg, Inc.*	16,595	10,608
Coursera, Inc.*	20,934	139,421
European Wax Center, Inc. "A"*	5,238	20,690
Frontdoor, Inc.*	11,719	450,244
Graham Holdings Co. "B"	484	465,056
Kindercare Learning Companies, Inc.*	4,124	47,797
Laureate Education, Inc.*	19,660	402,047
Lincoln Educational Services Corp.*	4,065	64,512
Mister Car Wash, Inc.*	14,164	111,754
Nerdy, Inc.*	12,132	17,227
OneSpaWorld Holdings Ltd.	15,106	253,630
Perdoceo Education Corp.	9,869	248,501
Strategic Education, Inc.	3,344	280,762
Stride, Inc.*	6,444	815,166
Udemy, Inc.*	13,691	106,242
Universal Technical Institute, Inc.*	7,017	180,197
		4,316,709
Hotels, Restaurants & Leisure 1.9%
Accel Entertainment, Inc.*	8,005	79,410
Biglari Holdings, Inc. "B"*	101	21,871
BJ's Restaurants, Inc.*	2,816	96,476
Bloomin' Brands, Inc.	11,642	83,473
Brinker International, Inc.*	6,670	994,164
Cracker Barrel Old Country Store, Inc. (a)	3,336	129,504
Dave & Buster's Entertainment, Inc.* (a)	4,792	84,195
Denny's Corp.*	7,779	28,549
Despegar.com Corp.*	10,766	202,293
Dine Brands Global, Inc.	2,213	51,497
El Pollo Loco Holdings, Inc.*	4,050	41,715
Everi Holdings, Inc.*	12,302	168,168
First Watch Restaurant Group, Inc.*	5,754	95,804
Full House Resorts, Inc.*	5,234	21,878

Global Business Travel Group I*	18,916	137,330
Golden Entertainment, Inc.	2,906	76,689
Hilton Grand Vacations, Inc.*	10,462	391,383
Inspired Entertainment, Inc.*	3,366	28,746
International Game Technology PLC	17,171	279,200
Jack in the Box, Inc.	2,878	78,253
Krispy Kreme, Inc.	12,768	62,819
Kura Sushi USA, Inc. "A"*	1,008	51,610
Life Time Group Holdings, Inc.*	12,805	386,711
Lindblad Expeditions Holdings, Inc.*	5,621	52,107
Monarch Casino & Resort, Inc.	1,944	151,146
Nathan's Famous, Inc.	446	42,983
Papa John's International, Inc.	5,060	207,865
PlayAGS, Inc.*	6,081	73,641
Portillo's, Inc. "A"* (a)	8,433	100,268
Potbelly Corp.*	4,268	40,589
RCI Hospitality Holdings, Inc.	1,231	52,859
Red Rock Resorts, Inc. "A"	7,438	322,586
Rush Street Interactive, Inc.*	11,408	122,294
Sabre Corp.*	58,226	163,615
Shake Shack, Inc. "A"*	5,749	506,889
Six Flags Entertainment Corp.	14,041	500,842
Super Group SGHC Ltd.	22,731	146,388
Sweetgreen, Inc. "A"*	15,390	385,058
Target Hospitality Corp.*	5,126	33,729
The Cheesecake Factory, Inc. (a)	7,284	354,439
The ONE Group Hospitality, Inc.*	3,589	10,731
United Parks & Resorts, Inc.*	4,670	212,298
Vacasa, Inc. "A"*	1,563	8,409
Xponential Fitness, Inc. "A"*	3,868	32,220
		7,112,694
Household Durables 2.0%
Beazer Homes U.S.A., Inc.*	4,413	89,981
Cavco Industries, Inc.*	1,217	632,390
Century Communities, Inc.	4,146	278,197
Champion Homes, Inc.*	8,118	769,262
Cricut, Inc. "A"	7,406	38,141
Dream Finders Homes, Inc. "A"* (a)	4,204	94,842
Ethan Allen Interiors, Inc.	3,374	93,460
Flexsteel Industries, Inc.	736	26,871
GoPro, Inc. "A"*	19,559	12,966
Green Brick Partners, Inc.*	4,692	273,591
Hamilton Beach Brands Holding Co. "A"	1,370	26,619
Helen of Troy Ltd.*	3,458	184,968
Hooker Furnishings Corp.	1,619	16,255
Hovnanian Enterprises, Inc. "A"*	774	81,046
Installed Building Products, Inc.	3,587	615,027
iRobot Corp.* (a)	4,713	12,725
KB Home	9,670	562,020
Landsea Homes Corp.*	4,208	27,015
La-Z-Boy, Inc.	6,270	245,094
Legacy Housing Corp.* (a)	1,790	45,144
LGI Homes, Inc.*	3,125	207,719
Lifetime Brands, Inc.	1,992	9,821
Lovesac Co.*	2,234	40,614
M/I Homes, Inc.*	4,052	462,657
Meritage Homes Corp.	10,857	769,544
Purple Innovation, Inc.*	8,574	6,509

Sonos, Inc.*	18,067	192,775
Taylor Morrison Home Corp.*	15,485	929,719
Traeger, Inc.*	5,469	9,188
Tri Pointe Home, Inc.*	13,998	446,816
United Homes Group, Inc.* (a)	896	2,509
		7,203,485
Leisure Products 0.3%
Acushnet Holdings Corp.	4,203	288,578
AMMO, Inc.*	12,983	17,917
Clarus Corp.	4,834	18,127
Escalade, Inc.	1,507	23,057
Funko, Inc. "A"*	4,871	33,415
JAKKS Pacific, Inc.	1,239	30,566
Johnson Outdoors, Inc. "A"	692	17,189
Latham Group, Inc.*	6,503	41,814
Malibu Boats, Inc. "A"*	2,920	89,586
Marine Products Corp.	1,298	10,890
MasterCraft Boat Holdings, Inc.*	2,318	39,916
Peloton Interactive, Inc. "A"*	53,399	337,482
Smith & Wesson Brands, Inc.	6,561	61,149
Solo Brands, Inc. "A"*	4,085	685
Sturm Ruger & Co., Inc.	2,446	96,103
Topgolf Callaway Brands Corp.*	21,364	140,789
		1,247,263
Specialty Retail 2.0%
1-800-Flowers.com, Inc. "A"* (a)	3,967	23,405
Abercrombie & Fitch Co. "A"*	7,499	572,699
Academy Sports & Outdoors, Inc.	10,274	468,597
aka Brands Holding Corp.*	83	1,119
American Eagle Outfitters, Inc.	26,881	312,357
America's Car-Mart, Inc.*	1,110	50,383
Arhaus, Inc.*	7,669	66,720
Arko Corp.	12,703	50,177
Asbury Automotive Group, Inc.*	2,974	656,778
Bark, Inc.* (a)	20,418	28,381
Beyond, Inc.*	7,195	41,731
Boot Barn Holdings, Inc.*	4,503	483,757
Build-a-bear Workshop, Inc.	1,940	72,110
Caleres, Inc.	5,071	87,373
Camping World Holdings, Inc. "A"	8,507	137,473
Citi Trends, Inc.*	977	21,626
Designer Brands, Inc. "A" (a)	4,835	17,648
Destination XL Group, Inc.*	6,843	9,991
Evgo, Inc.*	18,472	49,136
Foot Locker, Inc.*	12,685	178,859
Genesco, Inc.*	1,493	31,696
Group 1 Automotive, Inc.	1,975	754,351
GrowGeneration Corp.*	8,491	9,170
Haverty Furniture Companies, Inc.	2,256	44,488
J Jill, Inc.	929	18,143
Lands' End, Inc.*	1,979	20,146
Leslie's, Inc.*	28,358	20,857
MarineMax, Inc.*	3,205	68,908
Monro, Inc.	4,347	62,901
National Vision Holdings, Inc.*	11,701	149,539
ODP Corp.*	4,363	62,522
OneWater Marine, Inc. "A"* (a)	1,905	30,823
Petco Health & Wellness Co., Inc.*	13,171	40,172

RealReal, Inc.*	15,642	84,310
Revolve Group, Inc.*	5,793	124,492
RumbleON, Inc. "B"*	2,765	7,797
Sally Beauty Holdings, Inc.*	15,548	140,398
Shoe Carnival, Inc.	2,806	61,704
Signet Jewelers Ltd.	6,308	366,242
Sleep Number Corp.*	3,341	21,182
Sonic Automotive, Inc. "A"	2,221	126,508
Stitch Fix, Inc. "A"*	15,770	51,253
The Buckle, Inc.	4,703	180,219
ThredUp, Inc. "A"*	12,118	29,204
Tile Shop Holdings, Inc.*	4,425	28,674
Tilly's, Inc. "A"* (a)	2,119	4,662
Torrid Holdings, Inc.* (a)	3,093	16,950
Upbound Group, Inc.	8,155	195,394
Urban Outfitters, Inc.*	9,584	502,202
Victoria's Secret & Co.*	11,859	220,340
Warby Parker, Inc. "A"*	13,367	243,680
Winmark Corp.	442	140,499
Zumiez, Inc.*	2,400	35,736
		7,225,482
Textiles, Apparel & Luxury Goods 0.5%
Figs, Inc. "A"*	20,164	92,553
G-III Apparel Group Ltd.*	5,909	161,611
Hanesbrands, Inc.*	53,426	308,268
Kontoor Brands, Inc.	8,313	533,113
Movado Group, Inc.	2,141	35,797
Oxford Industries, Inc.	2,254	132,242
Rocky Brands, Inc.	1,178	20,462
Steven Madden Ltd.	10,738	286,060
Superior Group of Companies, Inc.	2,074	22,690
Vera Bradley, Inc.*	4,020	9,045
Wolverine World Wide, Inc.	12,193	169,605
		1,771,446
Consumer Staples 3.1%
Beverages 0.4%
MGP Ingredients, Inc.	2,201	64,665
National Beverage Corp.	3,536	146,886
Primo Brands Corp. "A"	30,208	1,072,082
The Vita Coco Co., Inc*	6,002	183,961
		1,467,594
Consumer Staples Distribution & Retail 1.1%
Guardian Pharmacy Services, Inc. "A"*	1,344	28,574
HF Foods Group, Inc.* (a)	6,093	29,856
Ingles Markets, Inc. "A"	2,185	142,309
Natural Grocers by Vitamin Cottage, Inc.	1,461	58,732
PriceSmart, Inc.	3,784	332,424
SpartanNash Co.	5,227	105,899
Sprouts Farmers Market, Inc.*	15,251	2,327,913
The Andersons, Inc.	4,955	212,718
The Chefs' Warehouse, Inc.*	5,341	290,871
United Natural Foods, Inc.*	8,938	244,812
Village Super Market, Inc. "A"	1,335	50,743
Weis Markets, Inc.	2,506	193,087
		4,017,938

Food Products 1.0%
Alico, Inc.	1,104	32,943
B&G Foods, Inc.	11,637	79,946
Beyond Meat, Inc.* (a)	9,341	28,490
BRC, Inc. "A"*	8,222	17,184
Calavo Growers, Inc.	2,599	62,350
Cal-Maine Foods, Inc.	6,248	567,943
Dole PLC	11,355	164,080
Forafric Global PLC* (a)	793	6,820
Fresh Del Monte Produce, Inc.	5,094	157,048
Hain Celestial Group, Inc.*	13,916	57,751
J & J Snack Foods Corp.	2,313	304,668
John B. Sanfilippo & Son, Inc.	1,351	95,732
Lancaster Colony Corp.	2,962	518,350
Lifeway Foods, Inc.*	716	17,506
Limoneira Co.	2,568	45,505
Mama's Creations, Inc.*	5,175	33,689
Mission Produce, Inc.*	6,468	67,785
Seneca Foods Corp. "A"*	690	61,438
Simply Good Foods Co.*	13,899	479,377
Sunopta, Inc.*	14,080	68,429
TreeHouse Foods, Inc.*	6,995	189,495
Utz Brands, Inc.	9,916	139,617
Vital Farms, Inc.*	5,058	154,117
Westrock Coffee Co.* (a)	5,351	38,634
WK Kellogg Co. (a)	9,986	199,021
		3,587,918
Household Products 0.3%
Central Garden & Pet Co.*	1,496	54,843
Central Garden & Pet Co. "A"*	7,646	250,254
Energizer Holdings, Inc.	10,929	326,996
Oil-Dri Corp. of America	1,524	69,982
WD-40 Co.	2,060	502,640
		1,204,715
Personal Care Products 0.2%
Edgewell Personal Care Co.	7,193	224,494
Herbalife Ltd.*	15,182	131,021
Honest Co., Inc.*	12,891	60,588
Interparfums, Inc.	2,753	313,484
Medifast, Inc.*	1,657	22,336
Nature's Sunshine Products, Inc.*	1,954	24,523
Nu Skin Enterprises, Inc. "A"	7,755	56,301
Olaplex Holdings, Inc.*	22,126	28,100
The Beauty Health Co.*	10,689	14,323
USANA Health Sciences, Inc.*	1,757	47,386
Waldencast PLC "A"* (a)	3,826	11,478
		934,034
Tobacco 0.1%
Ispire Technology, Inc.* (a)	3,304	9,020
Turning Point Brands, Inc.	2,583	153,534
Universal Corp.	3,626	203,237
		365,791
Energy 5.0%
Energy Equipment & Services 2.0%
Archrock, Inc.	25,258	662,770

Aris Water Solutions, Inc. "A"	4,048	129,698
Atlas Energy Solutions, Inc.	11,227	200,290
Borr Drilling Ltd.*	34,991	76,630
Bristow Group, Inc.*	3,679	116,183
Cactus, Inc. "A"	10,064	461,233
ChampionX Corp.	28,852	859,790
Core Laboratories, Inc.	7,014	105,140
DMC Global, Inc.*	3,167	26,666
Drilling Tools International Corp.*	1,854	4,394
Expro Group Holdings NV*	14,439	143,524
Flowco Holdings, Inc. "A"*	2,913	74,718
Forum Energy Technologies, Inc.*	1,774	35,675
Geospace Technologies Corp.*	2,012	14,507
Helix Energy Solutions Group, Inc.*	21,891	181,914
Helmerich & Payne, Inc.	14,885	388,796
Innovex International, Inc.*	5,326	95,655
Kodiak Gas Services, Inc.	6,827	254,647
Liberty Energy, Inc.	24,107	381,614
Mammoth Energy Services, Inc.*	3,702	7,552
Nabors Industries Ltd.*	1,422	59,312
Natural Gas Services Group, Inc.*	1,701	37,371
Noble Corp. PLC	20,119	476,820
NPK International, Inc.*	13,059	75,873
Oceaneering International, Inc.*	15,277	333,191
Oil States International, Inc.*	9,417	48,498
Patterson-UTI Energy, Inc.	58,620	481,856
ProFrac Holding Corp. "A"* (a)	3,463	26,284
ProPetro Holding Corp.*	12,858	94,506
Ranger Energy Services, Inc. "A"	2,200	31,218
RPC, Inc.	12,604	69,322
SEACOR Marine Holdings, Inc.*	3,814	19,299
Seadrill Ltd.*	9,835	245,875
Select Water Solutions, Inc.	13,876	145,698
Solaris Energy Infrastructure, Inc.	4,635	100,858
TETRA Technologies, Inc.*	19,418	65,244
Tidewater, Inc.*	7,400	312,798
Transocean Ltd.* (a)	109,469	347,017
Valaris Ltd.*	9,369	367,827
		7,560,263
Oil, Gas & Consumable Fuels 3.0%
Aemetis, Inc.* (a)	5,788	10,071
Amplify Energy Corp.*	6,294	23,540
Ardmore Shipping Corp.	6,533	63,958
Berry Corp.	11,945	38,343
BKV Corp.*	2,215	46,515
California Resources Corp.	10,601	466,126
Centrus Energy Corp. "A"*	2,199	136,800
Clean Energy Fuels Corp.*	26,495	41,067
CNX Resources Corp.*	22,085	695,236
Comstock Resources, Inc.*	14,078	286,347
Core Natural Resources, Inc.	7,955	613,331
Crescent Energy Co. "A"	25,015	281,169
CVR Energy, Inc.	5,138	99,677
Delek U.S. Holdings, Inc.	9,535	143,692
DHT Holdings, Inc.	20,502	215,271
Diversified Energy Co. PLC REG S	7,074	95,640
Dorian LPG Ltd.	5,422	121,128
Empire Petroleum Corp.*	2,521	15,832

Encore Energy Corp.*	28,338	38,823
Energy Fuels, Inc.* (a)	28,063	104,675
Evolution Petroleum Corp.	4,805	24,890
Excelerate Energy, Inc. "A"	2,455	70,409
FLEX LNG Ltd. (a)	4,734	108,835
FutureFuel Corp.	4,335	16,907
Golar LNG Ltd.	14,958	568,254
Granite Ridge Resources, Inc.	8,330	50,646
Green Plains, Inc.*	9,398	45,580
Gulfport Energy Corp.*	1,919	353,365
Hallador Energy Co.*	4,004	49,169
HighPeak Energy, Inc. (a)	2,295	29,055
Infinity Natural Resources, Inc. "A"*	1,837	34,444
International Seaways, Inc.	6,117	203,084
Kinetik Holdings, Inc.	5,778	300,109
Kosmos Energy Ltd.*	71,387	162,762
Magnolia Oil & Gas Corp. "A"	26,223	662,393
Murphy Oil Corp.	20,937	594,611
NACCO Industries, Inc. "A"	533	17,978
NextDecade Corp*	17,480	135,994
Nordic American Tankers Ltd.	30,191	74,270
Northern Oil and Gas, Inc.	14,817	447,918
Par Pacific Holdings, Inc.*	8,077	115,178
PBF Energy, Inc. "A"	15,192	290,015
Peabody Energy Corp.	18,428	249,699
Prairie Operating Co.* (a)	662	3,542
PrimeEnergy Resources Corp.*	100	22,789
REX American Resources Corp.*	2,313	86,899
Riley Exploration Permian, Inc.	1,655	48,276
Ring Energy, Inc.*	23,654	27,202
Sable Offshore Corp.* (a)	7,649	194,055
Sandridge Energy, Inc.	4,611	52,658
Scorpio Tankers, Inc.	6,725	252,726
SFL Corp. Ltd.	19,866	162,901
Sitio Royalties Corp. "A"	11,955	237,546
SM Energy Co.	17,284	517,656
Talos Energy, Inc.*	22,101	214,822
Teekay Corp. Ltd.	8,615	56,601
Teekay Tankers Ltd. "A"	3,608	138,078
Uranium Energy Corp.*	62,177	297,206
Ur-Energy, Inc.* (a)	55,017	37,087
Vaalco Energy, Inc.	15,545	58,449
Verde Clean Fuels, Inc.*	668	2,238
Vital Energy, Inc.*	4,204	89,209
Vitesse Energy, Inc.	3,874	95,262
W&T Offshore, Inc.	15,459	23,961
World Kinect Corp.	8,717	247,214
		11,009,183
Financials 19.4%
Banks 10.6%
1st Source Corp.	2,798	167,348
ACNB Corp.	1,289	53,055
Amalgamated Financial Corp.	2,778	79,867
Amerant Bancorp, Inc.	5,538	114,304
Ameris Bancorp.	9,955	573,109
Ames National Corp.	1,323	23,179
Arrow Financial Corp.	2,485	65,331

Associated Banc-Corp.	24,703	556,559
Atlantic Union Bankshares Corp.	13,506	420,577
Axos Financial, Inc.*	8,273	533,774
Banc of California, Inc.	20,941	297,153
BancFirst Corp.	3,032	333,126
Bank First Corp.	1,462	147,282
Bank of Hawaii Corp.	5,905	407,268
Bank of Marin Bancorp.	2,254	49,746
Bank of NT Butterfield & Son Ltd.	6,756	262,944
Bank7 Corp.	638	24,716
BankUnited, Inc.	11,324	389,999
Bankwell Financial Group, Inc.	984	29,697
Banner Corp.	5,197	331,413
Bar Harbor Bankshares	2,201	64,930
BayCom Corp.	1,465	36,874
BCB Bancorp., Inc.	2,434	23,999
Berkshire Hills Bancorp., Inc.	6,483	169,141
Blue Foundry Bancorp.*	2,679	24,647
Bridgewater Bancshares, Inc.*	3,058	42,476
Brookline Bancorp., Inc.	13,332	145,319
Burke & Herbert Financial Services Corp.	2,039	114,408
Business First Bancshares, Inc.	3,547	86,369
Byline Bancorp., Inc.	4,694	122,795
Cadence Bank	27,589	837,602
California BanCorp.*	3,726	53,394
Camden National Corp.	2,504	101,337
Capital Bancorp., Inc	1,417	40,144
Capital City Bank Group, Inc.	2,123	76,343
Capitol Federal Financial, Inc.	18,509	103,650
Carter Bankshares, Inc.*	3,536	57,212
Cathay General Bancorp.	10,247	440,928
Central Pacific Financial Corp.	3,997	108,079
Chemung Financial Corp.	528	25,117
ChoiceOne Financial Services, Inc.	1,217	35,013
Citizens & Northern Corp.	2,323	46,739
Citizens Financial Services, Inc.	673	39,068
City Holding Co.	2,219	260,666
Civista Bancshares, Inc.	2,323	45,391
CNB Financial Corp.	3,195	71,089
Coastal Financial Corp.*	1,892	171,056
Colony Bankcorp, Inc.	2,344	37,856
Columbia Financial, Inc.*	3,939	59,085
Community Financial System, Inc.	7,908	449,649
Community Trust Bancorp., Inc.	2,315	116,583
Community West Bancshares	2,472	45,683
ConnectOne Bancorp., Inc.	5,435	132,125
Customers Bancorp., Inc.*	4,506	226,201
CVB Financial Corp.	20,139	371,766
Dime Community Bancshares, Inc.	5,973	166,527
Eagle Bancorp., Inc.	4,370	91,770
Eastern Bankshares, Inc.	29,101	477,256
Enterprise Bancorp., Inc.	1,528	59,485
Enterprise Financial Services Corp.	5,535	297,451
Equity Bancshares, Inc. "A"	2,433	95,860
Esquire Financial Holdings, Inc.	1,043	78,621
ESSA Bancorp., Inc.	1,317	24,825
Farmers & Merchants Bancorp., Inc.	1,991	47,605
Farmers National Banc Corp.	5,427	70,822

FB Financial Corp.	5,350	248,026
Fidelity D&D Bancorp, Inc.	736	30,625
Financial Institutions, Inc.	2,830	70,637
First BanCorp.	24,650	472,540
First BanCorp. - North Carolina	6,010	241,241
First Bancorp., Inc.	1,673	41,357
First Bancshares, Inc.	4,590	155,188
First Bank	3,075	45,541
First Busey Corp.	12,695	274,212
First Business Financial Services, Inc.	1,224	57,712
First Commonwealth Financial Corp.	15,227	236,628
First Community Bancshares, Inc.	2,546	95,959
First Financial Bancorp.	14,325	357,838
First Financial Bankshares, Inc.	19,690	707,265
First Financial Corp.	1,775	86,939
First Financial Northwest, Inc.	1,109	25,130
First Foundation, Inc.	9,923	51,500
First Internet Bancorp.	1,289	34,519
First Interstate BancSystem, Inc. "A"	12,091	346,407
First Merchants Corp.	8,877	358,986
First Mid Bancshares, Inc.	3,458	120,684
First of Long Island Corp.	2,986	36,877
First Western Financial, Inc.*	1,244	24,445
Five Star Bancorp.	2,594	72,113
Flagstar Financial, Inc.	38,619	448,753
Flushing Financial Corp.	4,669	59,296
FS Bancorp, Inc.	1,028	39,074
Fulton Financial Corp.	27,463	496,806
FVCBankcorp, Inc.*	2,208	23,339
German American Bancorp., Inc.	4,313	161,737
Glacier Bancorp., Inc.	17,232	761,999
Great Southern Bancorp., Inc.	1,343	74,362
Greene County Bancorp., Inc. (a)	991	23,893
Guaranty Bancshares, Inc.	1,198	47,956
Hancock Whitney Corp.	13,131	688,721
Hanmi Financial Corp.	4,473	101,358
HarborOne Bancorp, Inc.	5,533	57,377
HBT Financial, Inc.	1,968	44,103
Heritage Commerce Corp.	8,889	84,623
Heritage Financial Corp.	5,036	122,526
Hilltop Holdings, Inc.	7,090	215,890
Hingham Institution For Savings	242	57,548
Home Bancorp., Inc.	1,102	49,370
Home BancShares, Inc.	28,238	798,288
HomeStreet, Inc.* (a)	2,935	34,457
HomeTrust Bancshares, Inc.	2,198	75,347
Hope Bancorp., Inc.	17,648	184,775
Horizon Bancorp, Inc.	6,409	96,648
Independent Bank Corp.	9,411	495,931
International Bancshares Corp.	8,179	515,768
Investar Holding Corp.	1,254	22,083
John Marshall Bancorp, Inc.	1,953	32,264
Kearny Financial Corp.	8,075	50,550
Lakeland Financial Corp.	3,785	224,980
LCNB Corp.	2,080	30,763
LINKBANCORP, Inc.	3,545	24,035
Live Oak Bancshares, Inc.	5,247	139,885
Mercantile Bank Corp.	2,378	103,300

Metrocity Bankshares, Inc.	2,684	73,998
Metropolitan Bank Holding Corp.*	1,576	88,240
Mid Penn Bancorp, Inc.	2,602	67,418
Middlefield Banc Corp.	1,080	30,186
Midland States Bancorp., Inc.	3,192	54,647
MidWestOne Financial Group, Inc.	2,833	83,885
MVB Financial Corp.	1,790	31,003
National Bank Holdings Corp. "A"	5,556	212,628
National Bankshares, Inc.	895	23,834
NB Bancorp, Inc.*	5,875	106,161
NBT Bancorp., Inc.	6,962	298,670
Nicolet Bankshares, Inc.	2,053	223,695
Northeast Bank	1,043	95,476
Northeast Community Bancorp, Inc.	1,936	45,380
Northfield Bancorp., Inc.	5,917	64,554
Northrim BanCorp., Inc.	830	60,773
Northwest Bancshares, Inc.	19,338	232,443
Norwood Financial Corp.	1,119	27,046
Oak Valley Bancorp.	1,057	26,383
OceanFirst Financial Corp.	8,706	148,089
OFG Bancorp.	6,808	272,456
Old National Bancorp.	47,705	1,010,869
Old Second Bancorp., Inc.	6,475	107,744
Orange County Bancorp, Inc.	1,598	37,377
Origin Bancorp, Inc.	4,410	152,895
Orrstown Financial Services, Inc.	2,792	83,788
Pacific Premier Bancorp., Inc.	14,417	307,370
Park National Corp.	2,192	331,869
Parke Bancorp., Inc.	1,456	27,431
Pathward Financial, Inc.	3,644	265,830
PCB Bancorp.	1,703	31,863
Peapack-Gladstone Financial Corp.	2,468	70,091
Peoples Bancorp of North Carolina, Inc.	732	19,940
Peoples Bancorp., Inc.	5,221	154,855
Peoples Financial Services Corp.	1,441	64,081
Pioneer Bancorp., Inc.* (a)	1,880	22,015
Plumas Bancorp.	843	36,477
Ponce Financial Group, Inc.*	3,041	38,529
Preferred Bank	1,887	157,866
Primis Financial Corp.	3,275	31,997
Princeton Bancorp, Inc.	844	25,784
Provident Bancorp, Inc.*	2,516	28,884
Provident Financial Services, Inc.	19,036	326,848
QCR Holdings, Inc.	2,488	177,444
RBB Bancorp.	2,303	38,000
Red River Bancshares, Inc.	664	34,296
Renasant Corp.	9,497	322,233
Republic Bancorp., Inc. "A"	1,283	81,881
S&T Bancorp., Inc.	5,806	215,112
Sandy Spring Bancorp., Inc.	6,592	184,246
Seacoast Banking Corp. of Florida	12,711	327,054
ServisFirst Bancshares, Inc.	7,678	634,203
Shore Bancshares, Inc.	4,738	64,153
Sierra Bancorp.	2,012	56,095
Simmons First National Corp. "A"	18,874	387,483
SmartFinancial, Inc.	2,484	77,203
South Plains Financial, Inc.	1,839	60,908
Southern First Bancshares, Inc.*	1,184	38,977

Southern Missouri Bancorp., Inc.	1,384	71,996
Southern States Bancshares, Inc.	1,310	46,833
Southside Bancshares, Inc.	4,296	124,412
SouthState Corp.	14,818	1,375,407
Stellar Bancorp, Inc.	7,462	206,399
Sterling Bancorp., Inc.*	3,460	16,746
Stock Yards Bancorp., Inc.	3,867	267,055
Texas Capital Bancshares, Inc.*	7,003	523,124
The Bancorp, Inc.*	6,907	364,966
Third Coast Bancshares, Inc.*	1,762	58,798
Timberland Bancorp., Inc.	1,157	34,884
Tompkins Financial Corp.	1,905	119,977
TowneBank	10,691	365,525
TriCo Bancshares	4,798	191,776
Triumph Financial, Inc.*	3,315	191,607
TrustCo Bank Corp. NY	2,898	88,331
Trustmark Corp.	9,180	316,618
UMB Financial Corp.	10,338	1,045,172
United Bankshares, Inc.	20,017	693,989
United Community Banks, Inc.	18,043	507,550
Unity Bancorp., Inc.	1,114	45,340
Univest Financial Corp.	4,348	123,309
USCB Financial Holdings, Inc.	1,626	30,179
Valley National Bancorp.	71,790	638,213
Veritex Holdings, Inc.	7,952	198,561
Virginia National Bankshares Corp.	728	26,266
WaFd, Inc.	12,225	349,390
Washington Trust Bancorp., Inc.	2,829	87,303
WesBanco, Inc.	12,980	401,861
West BanCorp, Inc.	2,509	50,029
Westamerica BanCorp.	3,913	198,115
WSFS Financial Corp.	8,851	459,101
		39,153,065
Capital Markets 1.8%
Acadian Asset Management, Inc.	4,028	104,164
AlTi Global, Inc.*	5,346	16,252
Artisan Partners Asset Management, Inc. "A"	9,577	374,461
B. Riley Financial, Inc.	3,111	12,040
BGC Group, Inc. "A"	53,705	492,475
Cohen & Steers, Inc.	4,186	335,927
Diamond Hill Investment Group, Inc.	410	58,564
DigitalBridge Group, Inc.	23,942	211,168
Donnelley Financial Solutions, Inc.*	4,241	185,374
Forge Global Holdings, Inc.*	18,224	10,242
GCM Grosvenor, Inc. "A"	6,589	87,173
Hamilton Lane, Inc. "A"	6,002	892,317
MarketWise, Inc.	7,122	3,515
Moelis & Co. "A"	10,684	623,518
Open Lending Corp.*	15,988	44,127
P10, Inc. "A"	6,365	74,789
Patria Investments Ltd. "A"	8,707	98,302
Perella Weinberg Partners	7,850	144,440
Piper Sandler Companies	2,623	649,612
PJT Partners, Inc. "A"	3,525	486,027
Silvercrest Asset Management Group, Inc. "A"	1,281	20,957
StepStone Group, Inc. "A"	10,067	525,799
StoneX Group, Inc.*	6,650	507,927
Value Line, Inc.	119	4,602

Victory Capital Holdings, Inc. "A"	6,262	362,382
Virtus Investment Partners, Inc.	997	171,843
WisdomTree, Inc.	20,124	179,506
		6,677,503
Consumer Finance 0.9%
Atlanticus Holdings Corp.*	853	43,631
Bread Financial Holdings, Inc.	7,555	378,354
Consumer Portfolio Services, Inc.*	1,314	11,392
Dave, Inc.*	1,210	100,019
Encore Capital Group, Inc.*	3,539	121,317
Enova International, Inc.*	3,861	372,818
FirstCash Holdings, Inc.	5,833	701,827
Green Dot Corp. "A"*	7,988	67,419
LendingClub Corp.*	16,632	171,642
LendingTree, Inc.*	1,547	77,768
Medallion Financial Corp.	3,036	26,444
Moneylion, Inc.*	1,341	116,010
Navient Corp.	11,070	139,814
Nelnet, Inc. "A"	2,173	241,051
NerdWallet, Inc. "A"*	5,475	49,549
OppFi, Inc.	2,882	26,803
PRA Group, Inc.*	5,825	120,111
PROG Holdings, Inc.	6,255	166,383
Regional Management Corp.	1,321	39,775
Upstart Holdings, Inc.*	12,105	557,193
World Acceptance Corp.*	499	63,148
		3,592,468
Financial Services 2.8%
Acacia Research Corp.*	6,132	19,622
Alerus Financial Corp.	3,346	61,767
AvidXchange Holdings, Inc.*	26,212	222,278
Banco Latinoamericano de Comercio Exterior SA	4,137	151,414
Burford Capital Ltd.	30,532	403,328
Cannae Holdings, Inc.	8,538	156,502
Cantaloupe, Inc.*	9,132	71,869
Cass Information Systems, Inc.	2,095	90,609
Compass Diversified Holdings	10,138	189,276
Enact Holdings, Inc.	4,306	149,634
Essent Group Ltd.	15,822	913,246
EVERTEC, Inc.	9,654	354,978
Federal Agricultural Mortgage Corp. "C"	1,395	261,576
Flywire Corp.*	18,236	173,242
HA Sustainable Infrastructure Capital, Inc.	17,777	519,799
International Money Express, Inc.*	4,500	56,790
Jackson Financial, Inc. "A"	11,066	927,109
Marqeta, Inc. "A"*	70,714	291,342
Merchants Bancorp.	2,730	101,010
Mr Cooper Group, Inc.*	9,556	1,142,898
NCR Atleos Corp.*	10,915	287,938
NewtekOne, Inc.	3,778	45,185
NMI Holdings, Inc.*	11,927	429,968
Onity Group, Inc.*	1,032	33,354
Pagseguro Digital Ltd. "A"*	27,841	212,427
Payoneer Global, Inc.*	40,950	299,344
Paysafe Ltd.*	4,812	75,500
Paysign, Inc.*	5,141	10,899
PennyMac Financial Services, Inc.	4,048	405,245
Priority Technology Holdings, Inc.* (a)	3,001	20,452

Radian Group, Inc.	22,582	746,787
Remitly Global, Inc.*	22,570	469,456
Repay Holdings Corp.*	12,640	70,405
Sezzle, Inc.*	2,184	76,200
StoneCo., Ltd. "A"*	43,366	454,476
SWK Holdings Corp.* (a)	529	9,199
Velocity Financial, Inc.*	1,375	25,726
Walker & Dunlop, Inc.	4,895	417,837
Waterstone Financial, Inc.	2,474	33,275
		10,381,962
Insurance 2.3%
Ambac Financial Group, Inc.*	7,052	61,705
American Coastal Insurance Corp. "C"	3,816	44,151
AMERISAFE, Inc.	2,865	150,556
Baldwin Insurance Group, Inc.*	10,130	452,710
Bowhead Specialty Holdings, Inc.*	2,367	96,218
CNO Financial Group, Inc.	15,436	642,909
Crawford & Co. "A"	2,341	26,734
Donegal Group, Inc. "A"	2,368	46,484
Employers Holdings, Inc.	3,761	190,457
Enstar Group Ltd.*	1,916	636,840
F&G Annuities & Life, Inc.	2,805	101,120
Fidelis Insurance Holdings Ltd.	7,448	120,658
Genworth Financial, Inc.*	63,890	452,980
GoHealth, Inc. "A"*	701	8,601
Goosehead Insurance, Inc. "A"	3,416	403,293
Greenlight Capital Re Ltd. "A"*	3,971	53,807
Hamilton Insurance Group Ltd. "B"*	6,151	127,510
HCI Group, Inc.	1,255	187,284
Heritage Insurance Holdings, Inc.*	3,624	52,258
Hippo Holdings, Inc.*	2,994	76,527
Horace Mann Educators Corp.	6,279	268,302
Investors Title Co.	219	52,796
James River Group Holdings Ltd.	5,779	24,272
Kingsway Financial Services, Inc.*	1,893	14,993
Lemonade, Inc.* (a)	7,892	248,045
Maiden Holdings Ltd.*	13,624	7,770
MBIA, Inc.*	7,039	35,054
Mercury General Corp.	4,082	228,184
NI Holdings, Inc.*	1,163	16,584
Oscar Health, Inc. "A"*	30,900	405,099
Palomar Holdings, Inc.*	3,919	537,216
ProAssurance Corp.*	7,646	178,534
Root, Inc. "A"*	1,315	175,474
Safety Insurance Group, Inc.	2,209	174,246
Selective Insurance Group, Inc.	9,209	842,992
Selectquote, Inc.*	21,145	70,624
SiriusPoint Ltd.*	14,293	247,126
Skyward Specialty Insurance Group, Inc.*	5,617	297,252
Stewart Information Services Corp.	4,134	294,961
Tiptree, Inc.	3,907	94,120
Trupanion, Inc.* (a)	5,050	188,213
United Fire Group, Inc.	3,158	93,035
Universal Insurance Holdings, Inc.	3,569	84,585
		8,512,279
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Advanced Flower Capital, Inc.	2,753	15,334
AG Mortgage Investment Trust, Inc.	3,896	28,441

Angel Oak Mortgage REIT, Inc.	1,894	18,050
Apollo Commercial Real Estate Finance, Inc.	21,030	201,257
Arbor Realty Trust, Inc.	27,866	327,425
Ares Commercial Real Estate Corp.	8,243	38,165
ARMOUR Residential REIT, Inc. (a)	8,483	145,059
Blackstone Mortgage Trust, Inc. "A" (a)	26,257	525,140
BrightSpire Capital, Inc.	19,280	107,197
Chicago Atlantic Real Estate Finance, Inc.	2,723	40,028
Chimera Investment Corp.	12,199	156,513
Claros Mortgage Trust, Inc.	13,672	50,997
Dynex Capital, Inc.	12,877	167,659
Ellington Financial, Inc.	13,360	177,154
Franklin BSP Realty Trust, Inc.	12,457	158,702
Granite Point Mortgage Trust, Inc.	6,705	17,433
Invesco Mortgage Capital, Inc.	9,057	71,460
KKR Real Estate Finance Trust, Inc.	8,624	93,139
Ladder Capital Corp.	17,303	197,427
MFA Financial, Inc.	15,534	159,379
New York Mortgage Trust, Inc.	14,086	91,418
Nexpoint Real Estate Finance, Inc.	1,251	19,128
Orchid Island Capital, Inc.	11,843	89,059
PennyMac Mortgage Investment Trust	13,218	193,644
Ready Capital Corp. (a)	24,211	123,234
Redwood Trust, Inc.	19,761	119,949
Seven Hills Realty Trust	1,986	24,805
Sunrise Realty Trust, Inc.	1,527	16,904
TPG RE Finance Trust, Inc.	9,275	75,591
Two Harbors Investment Corp.	15,749	210,407
		3,660,098
Health Care 16.5%
Biotechnology 8.0%
2seventy bio, Inc.*	7,788	38,473
4D Molecular Therapeutics, Inc.*	6,537	21,115
89bio, Inc.*	16,851	122,507
Absci Corp.* (a)	12,633	31,709
ACADIA Pharmaceuticals, Inc.*	18,055	299,894
ACELYRIN, Inc.*	11,606	28,667
Achieve Life Sciences, Inc.* (a)	5,458	14,573
Acrivon Therapeutics, Inc.*	1,791	3,636
Actinium Pharmaceuticals, Inc.* (a)	4,755	7,656
Acumen Pharmaceuticals, Inc.*	5,419	5,961
ADC Therapeutics SA*	12,962	18,276
ADMA Biologics, Inc.*	34,760	689,638
Adverum Biotechnologies, Inc.* (a)	3,336	14,578
Aerovate Therapeutics, Inc.*	1,953	4,902
Agenus, Inc.*	3,336	5,021
Agios Pharmaceuticals, Inc.*	8,547	250,427
Akebia Therapeutics, Inc.*	32,523	62,444
Akero Therapeutics, Inc.*	11,276	456,453
Aldeyra Therapeutics, Inc.*	7,876	45,287
Alector, Inc.*	12,780	15,719
Alkermes PLC*	24,366	804,565
Allogene Therapeutics, Inc.*	19,879	29,023
Altimmune, Inc.* (a)	10,310	51,550
ALX Oncology Holdings, Inc.* (a)	5,859	3,650
Amicus Therapeutics, Inc.*	44,477	362,932
AnaptysBio, Inc.*	3,370	62,648

Anavex Life Sciences Corp.* (a)	11,135	95,538
Anika Therapeutics, Inc.*	2,025	30,436
Annexon, Inc.*	15,203	29,342
Apogee Therapeutics, Inc.*	5,758	215,119
Applied Therapeutics, Inc.* (a)	14,662	7,168
Arbutus Biopharma Corp.*	21,153	73,824
Arcellx, Inc.*	6,614	433,878
Arcturus Therapeutics Holdings, Inc.*	3,563	37,732
Arcus Biosciences, Inc.*	7,901	62,023
Arcutis Biotherapeutics, Inc.*	16,356	255,808
Ardelyx, Inc.*	35,709	175,331
ArriVent Biopharma, Inc.* (a)	4,176	77,214
Arrowhead Pharmaceuticals, Inc.*	17,993	229,231
ARS Pharmaceuticals, Inc.* (a)	7,675	96,552
Artiva Biotherapeutics, Inc.* (a)	2,270	6,810
Astria Therapeutics, Inc.*	7,209	38,496
Atossa Therapeutics, Inc.*	20,115	13,535
Aura Biosciences, Inc.*	7,213	42,268
Aurinia Pharmaceuticals, Inc.*	20,305	163,252
Avidity Biosciences, Inc.*	17,179	507,124
Avita Medical, Inc.* (a)	3,965	32,275
Beam Therapeutics, Inc.*	13,937	272,190
Bicara Therapeutics, Inc.*	3,000	39,090
BioCryst Pharmaceuticals, Inc.*	31,531	236,483
Biohaven Ltd.*	13,047	313,650
Biomea Fusion, Inc.* (a)	4,393	9,357
Black Diamond Therapeutics, Inc.*	5,901	9,147
Bluebird Bio, Inc.*	1,531	7,471
Blueprint Medicines Corp.*	9,618	851,289
Boundless Bio, Inc.*	2,494	3,766
Bridgebio Pharma, Inc.*	21,257	734,855
C4 Therapeutics, Inc.*	9,555	15,288
Cabaletta Bio, Inc.*	6,789	9,403
CAMP4 Therapeutics Corp.* (a)	1,009	4,036
Candel Therapeutics, Inc.* (a)	4,230	23,900
Capricor Therapeutics, Inc.* (a)	5,722	54,302
Cardiff Oncology, Inc.* (a)	8,596	26,991
CareDx, Inc.*	7,589	134,705
Cargo Therapeutics, Inc.*	5,349	21,770
Caribou Biosciences, Inc.*	12,613	11,517
Cartesian Therapeutics, Inc.* (a)	1,600	21,088
Catalyst Pharmaceuticals, Inc.*	16,953	411,110
Celcuity, Inc.*	5,081	51,369
Celldex Therapeutics, Inc.*	9,880	179,322
Century Therapeutics, Inc.*	7,363	3,505
CervoMed, Inc.* (a)	859	7,860
CG oncology, Inc.*	8,155	199,716
Cibus, Inc.* (a)	2,819	5,272
Climb Bio, Inc.* (a)	5,182	6,322
Cogent Biosciences, Inc.*	13,658	81,811
Coherus Biosciences, Inc.* (a)	17,544	14,158
Compass Therapeutics, Inc.*	15,606	29,651
Corbus Pharmaceuticals Holdings, Inc.*	1,801	9,563
Crinetics Pharmaceuticals, Inc.*	13,850	464,529
Cullinan Therapeutics, Inc.*	8,062	61,029
Cytokinetics, Inc.*	17,288	694,805
Day One Biopharmaceuticals, Inc.*	8,135	64,511
Denali Therapeutics, Inc.*	18,789	255,437

Design Therapeutics, Inc.*	5,097	19,674
Dianthus Therapeutics, Inc.*	3,559	64,560
Disc Medicine, Inc.*	3,444	170,960
Dynavax Technologies Corp.*	20,007	259,491
Dyne Therapeutics, Inc.*	12,486	130,604
Editas Medicine, Inc.*	13,132	15,233
Elevation Oncology, Inc.* (a)	9,944	2,577
Enanta Pharmaceuticals, Inc.*	3,096	17,090
Entrada Therapeutics, Inc.*	3,900	35,256
Erasca, Inc.*	28,586	39,163
Fate Therapeutics, Inc.*	15,858	12,529
Fennec Pharmaceuticals, Inc.* (a)	3,733	22,734
Fibrobiologics, Inc.* (a)	4,476	4,028
Foghorn Therapeutics, Inc.*	4,040	14,746
Galectin Therapeutics, Inc.* (a)	851	1,038
Generation Bio Co.*	7,055	2,857
Geron Corp.*	90,728	144,258
Greenwich Lifesciences, Inc.* (a)	959	9,149
Gyre Therapeutics, Inc.* (a)	1,111	8,577
Halozyme Therapeutics, Inc.*	18,882	1,204,860
Heron Therapeutics, Inc.* (a)	18,552	40,814
HilleVax, Inc.*	4,988	7,233
Humacyte, Inc.* (a)	13,875	23,657
Ideaya Biosciences, Inc.*	13,041	213,612
IGM Biosciences, Inc.* (a)	2,489	2,862
ImmunityBio, Inc.* (a)	22,321	67,186
Immunome, Inc.*	10,623	71,493
Immunovant, Inc.*	8,811	150,580
Inhibrx Biosciences, Inc.*	1,784	24,958
Inmune Bio, Inc.* (a)	1,958	15,292
Inovio Pharmaceuticals, Inc.*	4,033	6,574
Inozyme Pharma, Inc.*	8,322	7,573
Insmed, Inc.*	26,097	1,990,940
Intellia Therapeutics, Inc.*	15,328	108,982
Invivyd, Inc.* (a)	12,710	7,693
Iovance Biotherapeutics, Inc.*	42,110	140,226
Ironwood Pharmaceuticals, Inc.*	22,309	32,794
iTeos Therapeutics, Inc.*	4,101	24,483
Janux Therapeutics, Inc.*	4,771	128,817
Jasper Therapeutics, Inc.*	1,788	7,688
KalVista Pharmaceuticals, Inc.*	5,835	67,336
Keros Therapeutics, Inc.*	4,785	48,759
Kiniksa Pharmaceuticals International PLC*	5,740	127,485
Kodiak Sciences, Inc.*	5,061	14,196
Korro Bio, Inc.* (a)	966	16,818
Krystal Biotech, Inc.*	3,753	676,666
Kura Oncology, Inc.*	11,256	74,290
Kymera Therapeutics, Inc.*	7,074	193,615
Kyverna Therapeutics, Inc.*	3,967	7,656
Larimar Therapeutics, Inc.*	6,639	14,274
LENZ Therapeutics, Inc.* (a)	1,989	51,137
Lexeo Therapeutics, Inc.*	3,644	12,645
Lexicon Pharmaceuticals, Inc.*	18,275	8,421
Lineage Cell Therapeutics, Inc.* (a)	22,379	10,106
Lyell Immunopharma, Inc.*	24,760	13,321
MacroGenics, Inc.*	9,510	12,078
Madrigal Pharmaceuticals, Inc.*	2,721	901,277
MannKind Corp.*	40,491	203,670

MeiraGTx Holdings PLC*	7,224	48,979
Mersana Therapeutics, Inc.*	17,594	6,056
Metagenomi, Inc.* (a)	4,154	5,649
Metsera, Inc.* (a)	2,317	63,069
MiMedx Group, Inc.*	17,885	135,926
Mineralys Therapeutics, Inc.*	4,296	68,221
Mirum Pharmaceuticals, Inc.*	5,994	270,030
Monte Rosa Therapeutics, Inc.*	6,415	29,766
Myriad Genetics, Inc.*	13,476	119,532
Neurogene, Inc.*	1,599	18,724
Nkarta, Inc.*	8,379	15,417
Novavax, Inc.* (a)	23,423	150,141
Nurix Therapeutics, Inc.*	11,331	134,612
Nuvalent, Inc. "A"*	5,332	378,145
Ocugen, Inc.* (a)	44,474	31,412
Olema Pharmaceuticals, Inc.*	6,307	23,714
Organogenesis Holdings, Inc.* (a)	10,232	44,202
ORIC Pharmaceuticals, Inc.*	9,093	50,739
Outlook Therapeutics, Inc.* (a)	2,234	2,726
Ovid therapeutics, Inc.*	9,195	2,868
PepGen, Inc.* (a)	2,456	3,451
Perspective Therapeutics, Inc.*	8,205	17,477
Praxis Precision Medicines, Inc.*	2,564	97,099
Precigen, Inc.* (a)	21,415	31,908
Prelude Therapeutics, Inc.* (a)	1,577	1,211
Prime Medicine, Inc.* (a)	8,984	17,878
ProKidney Corp.* (a)	16,963	14,863
Protagonist Therapeutics, Inc.*	8,952	432,919
Prothena Corp. PLC*	6,358	78,680
PTC Therapeutics, Inc.*	11,514	586,753
Puma Biotechnology, Inc.*	6,653	19,693
Pyxis Oncology, Inc.*	7,757	7,601
Q32 Bio, Inc.* (a)	967	1,596
RAPT Therapeutics, Inc.*	4,548	5,549
Recursion Pharmaceuticals, Inc. "A"* (a)	38,123	201,671
REGENXBIO, Inc.*	6,923	49,499
Regulus Therapeutics, Inc.* (a)	10,060	17,605
Relay Therapeutics, Inc.*	18,931	49,599
Renovaro, Inc.* (a)	17,179	9,332
Replimune Group, Inc.*	10,316	100,581
REVOLUTION Medicines, Inc.*	25,751	910,555
Rhythm Pharmaceuticals, Inc.*	8,310	440,181
Rigel Pharmaceuticals, Inc.*	2,674	48,105
Rocket Pharmaceuticals, Inc.*	11,354	75,731
Sage Therapeutics, Inc.*	8,454	67,209
Sana Biotechnology, Inc.* (a)	18,915	31,777
Savara, Inc.*	17,815	49,348
Scholar Rock Holding Corp.*	12,153	390,719
Sera Prognostics, Inc. "A"*	4,362	16,052
Shattuck Labs, Inc.*	6,213	5,903
Skye Bioscience, Inc.*	3,129	4,975
Soleno Therapeutics, Inc.*	3,886	277,655
Solid Biosciences, Inc.*	3,588	13,276
SpringWorks Therapeutics, Inc.*	10,457	461,467
Spyre Therapeutics, Inc.*	6,004	96,875
Stoke Therapeutics, Inc.*	5,616	37,346
Summit Therapeutics, Inc.* (a)	13,903	268,189
Sutro Biopharma, Inc.*	12,979	8,444

Syndax Pharmaceuticals, Inc.*	12,393	152,248
Tango Therapeutics, Inc.*	7,525	10,309
Taysha Gene Therapies, Inc.*	27,262	37,894
Tenaya Therapeutics, Inc.*	8,809	5,022
Tevogen Bio Holdings, Inc.* (a)	3,193	3,448
TG Therapeutics, Inc.*	21,129	833,117
Tourmaline Bio, Inc.*	3,578	54,421
Travere Therapeutics, Inc.*	12,697	227,530
TScan Therapeutics, Inc.*	6,049	8,348
Twist Bioscience Corp.*	8,946	351,220
Tyra Biosciences, Inc.*	2,891	26,886
Upstream Bio, Inc.* (a)	2,720	16,646
UroGen Pharma Ltd.*	5,813	64,292
Vanda Pharmaceuticals, Inc.*	8,913	40,911
Vaxcyte, Inc.*	18,793	709,624
Vera Therapeutics, Inc.*	6,743	161,967
Veracyte, Inc.*	11,775	349,129
Verastem, Inc.*	6,177	37,247
Vericel Corp.*	7,446	332,241
Verve Therapeutics, Inc.*	10,503	47,999
Vir Biotechnology, Inc.*	13,305	86,216
Viridian Therapeutics, Inc.*	11,092	149,520
Voyager Therapeutics, Inc.*	7,297	24,664
Werewolf Therapeutics, Inc.*	4,871	4,736
X4 Pharmaceuticals, Inc.*	26,899	6,359
XBiotech, Inc.* (a)	2,972	9,629
Xencor, Inc.*	10,154	108,039
XOMA Royalty Corp.*	1,258	25,072
Y-mAbs Therapeutics, Inc.*	5,810	25,738
Zenas Biopharma, Inc.* (a)	2,436	19,244
Zentalis Pharmaceuticals, Inc.*	9,156	14,558
Zura Bio Ltd.* (a)	7,852	10,129
Zymeworks, Inc.*	8,204	97,710
		29,721,932
Health Care Equipment & Supplies 2.8%
Accuray, Inc.*	15,017	26,880
Alphatec Holdings, Inc.*	15,773	159,938
AngioDynamics, Inc.*	6,008	56,415
Anteris Technologies Global Corp.*	2,163	7,873
Artivion, Inc.*	6,028	148,168
AtriCure, Inc.*	7,139	230,304
Avanos Medical, Inc.*	6,799	97,430
Axogen, Inc.*	6,333	117,161
Beta Bionics, Inc.*	1,947	23,831
Bioventus, Inc. "A"*	6,061	55,458
Ceribell, Inc.*	1,915	36,787
Cerus Corp.*	27,766	38,595
CONMED Corp.	4,650	280,814
CVRx, Inc.*	2,192	26,808
Embecta Corp.	8,732	111,333
Fractyl Health, Inc.* (a)	5,291	6,296
Glaukos Corp.*	7,400	728,308
Haemonetics Corp.*	7,505	476,943
ICU Medical, Inc.*	3,240	449,906
Inmode Ltd.*	9,871	175,112
Inogen, Inc.*	3,680	26,238
Integer Holdings Corp.*	5,041	594,888
Integra LifeSciences Holdings Corp.*	10,285	226,167

iRadimed Corp.	1,250	65,600
iRhythm Technologies, Inc.*	4,727	494,822
Lantheus Holdings, Inc.*	10,424	1,017,382
LeMaitre Vascular, Inc.	3,058	256,566
LivaNova PLC*	8,262	324,531
Merit Medical Systems, Inc.*	8,663	915,766
Neogen Corp.*	32,934	285,538
NeuroPace, Inc.*	2,199	27,026
Nevro Corp.*	5,745	33,551
Novocure Ltd.*	16,084	286,617
Omnicell, Inc.*	6,945	242,797
OraSure Technologies, Inc.*	10,108	34,064
Orchestra BioMed Holdings, Inc.* (a)	3,725	15,943
Orthofix Medical, Inc.*	5,050	82,366
OrthoPediatrics Corp.*	2,617	64,457
Paragon 28, Inc.*	7,347	95,952
PROCEPT BioRobotics Corp.*	6,777	394,828
Pulmonx Corp.*	5,883	39,593
Pulse Biosciences, Inc.*	2,705	43,524
RxSight, Inc.*	5,481	138,395
Sanara Medtech, Inc.*	615	18,985
Semler Scientific, Inc.* (a)	1,007	36,453
SI-BONE, Inc.*	6,095	85,513
Sight Sciences, Inc.*	5,608	13,459
STAAR Surgical Co.*	7,424	130,885
Stereotaxis, Inc.*	8,864	15,601
Surmodics, Inc.*	2,144	65,456
Tactile Systems Technology, Inc.*	3,677	48,610
Tandem Diabetes Care, Inc.*	9,909	189,857
TransMedics Group, Inc.*	4,971	334,449
Treace Medical Concepts, Inc.*	7,338	61,566
UFP Technologies, Inc.*	1,096	221,074
Utah Medical Products, Inc.	513	28,749
Varex Imaging Corp.*	5,712	66,259
Zimvie, Inc.*	4,249	45,889
Zynex, Inc.*	2,395	5,269
		10,329,045
Health Care Providers & Services 3.1%
Accolade, Inc.*	11,238	78,441
AdaptHealth Corp.*	15,448	167,456
Addus HomeCare Corp.*	2,631	260,180
agilon health, Inc.*	47,105	203,965
AirSculpt Technologies, Inc.*	2,042	4,768
Alignment Healthcare, Inc.*	15,246	283,880
AMN Healthcare Services, Inc.*	5,745	140,523
Ardent Health Partners, Inc.* (a)	3,528	48,510
Astrana Health, Inc.*	6,509	201,844
Aveanna Healthcare Holdings, Inc.*	8,123	44,027
BrightSpring Health Services, Inc.*	8,117	146,837
Brookdale Senior Living, Inc.*	28,914	181,002
Castle Biosciences, Inc.*	4,022	80,520
Community Health Systems, Inc.*	19,767	53,371
Concentra Group Holdings Parent, Inc.	16,724	362,911
CorVel Corp.*	4,041	452,471
Cross Country Healthcare, Inc.*	4,735	70,504
Docgo, Inc.* (a)	16,162	42,668
Enhabit, Inc.*	7,221	63,473
Fulgent Genetics, Inc.*	3,179	53,725

GeneDx Holdings Corp.*	1,945	172,259
Guardant Health, Inc.*	18,098	770,975
HealthEquity, Inc.*	12,993	1,148,191
Hims & Hers Health, Inc.*	29,254	864,456
InfuSystem Holdings, Inc.*	3,075	16,543
Innovage Holding Corp.*	2,744	8,177
LifeStance Health Group, Inc.*	21,122	140,672
ModivCare, Inc.* (a)	1,900	2,498
Nano-X Imaging Ltd.* (a)	8,603	42,972
National HealthCare Corp.	1,891	175,485
National Research Corp.	2,231	28,557
NeoGenomics, Inc.*	19,168	181,904
OPKO Health, Inc.* (a)	48,845	81,083
Option Care Health, Inc.*	25,966	907,512
Owens & Minor, Inc.*	11,285	101,904
PACS Group, Inc.*	6,038	67,867
Patterson Companies, Inc.	11,916	372,256
Pediatrix Medical Group, Inc.*	13,119	190,094
Performant Healthcare, Inc.*	10,970	32,471
Privia Health Group, Inc.*	15,598	350,175
Progyny, Inc.*	11,286	252,129
Quipt Home Medical Corp.*	6,263	14,593
RadNet, Inc.*	9,991	496,752
Select Medical Holdings Corp.	16,288	272,010
Sonida Senior Living, Inc.*	729	16,978
Surgery Partners, Inc.*	11,561	274,574
Talkspace, Inc.*	19,456	49,807
The Ensign Group, Inc.	8,402	1,087,219
The Joint Corp.*	1,739	21,720
The Pennant Group, Inc.*	4,860	122,229
U.S. Physical Therapy, Inc.	2,281	165,053
Viemed Healthcare, Inc.*	5,337	38,853
		11,409,044
Health Care Technology 0.4%
Definitive Healthcare Corp.*	7,456	21,548
Evolent Health, Inc. "A"*	17,475	165,488
Health Catalyst, Inc.*	9,441	42,768
HealthStream, Inc.	3,804	122,413
LifeMD, Inc.*	5,697	30,992
OptimizeRx Corp.*	2,583	22,369
Phreesia, Inc.*	8,455	216,110
Schrodinger, Inc.*	8,472	167,237
Simulations Plus, Inc.	2,375	58,235
Teladoc Health, Inc.*	26,316	209,475
Waystar Holding Corp.*	11,926	445,555
		1,502,190
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.*	17,421	129,438
Akoya Biosciences, Inc.*	4,230	5,880
BioLife Solutions, Inc.*	5,460	124,706
Codexis, Inc.*	12,516	33,668
Conduit Pharmaceuticals, Inc.*	38	30
CryoPort, Inc.*	6,747	41,022
Cytek Biosciences, Inc.*	17,869	71,655
Harvard Bioscience, Inc.*	6,563	3,715
Lifecore Biomedical, Inc.*	3,517	24,760
Maravai LifeSciences Holdings, Inc. "A"*	17,413	38,483
MaxCyte, Inc.*	15,158	41,381

Mesa Laboratories, Inc.	767	91,012
Nautilus Biotechnology, Inc.*	7,810	6,724
Niagen Bioscience, Inc.*	7,791	53,758
OmniAb, Inc.*	14,184	34,041
Pacific Biosciences of California, Inc.* (a)	42,401	50,033
Quanterix Corp.*	5,588	36,378
Quantum-Si, Inc.* (a)	16,051	19,261
Standard BioTools, Inc.* (a)	45,958	49,635
		855,580
Pharmaceuticals 1.9%
Alto Neuroscience, Inc.*	3,539	7,644
Alumis, Inc.* (a)	3,074	18,874
Amneal Pharmaceuticals, Inc.*	24,201	202,804
Amphastar Pharmaceuticals, Inc.*	5,676	164,547
ANI Pharmaceuticals, Inc.*	2,792	186,924
Aquestive Therapeutics, Inc.*	11,740	34,046
Arvinas, Inc.*	9,757	68,494
Atea Pharmaceuticals, Inc.*	11,799	35,279
Avadel Pharmaceuticals PLC*	13,783	107,921
Axsome Therapeutics, Inc.*	5,568	649,396
BioAge Labs, Inc.* (a)	1,985	7,464
Biote Corp. "A"*	4,281	14,256
Cassava Sciences, Inc.*	6,199	9,299
Collegium Pharmaceutical, Inc.*	4,840	144,474
Contineum Therapeutics, Inc. "A"* (a)	1,637	11,426
Corcept Therapeutics, Inc.*	12,232	1,397,139
CorMedix, Inc.*	8,990	55,378
Edgewise Therapeutics, Inc.*	11,041	242,902
Enliven Therapeutics, Inc.* (a)	5,497	108,181
Esperion Therapeutics, Inc.*	29,757	42,850
Evolus, Inc.*	8,622	103,723
EyePoint Pharmaceuticals, Inc.*	10,116	54,829
Fulcrum Therapeutics, Inc.*	7,799	22,461
Harmony Biosciences Holdings, Inc.*	5,785	192,004
Harrow, Inc.*	4,566	121,456
Innoviva, Inc.*	8,323	150,896
Ligand Pharmaceuticals, Inc.*	2,695	283,352
Liquidia Corp.*	9,498	140,095
Lyra Therapeutics, Inc.*	5,729	724
Maze Therapeutics, Inc.* (a)	1,286	14,159
MBX Biosciences, Inc.* (a)	1,742	12,856
MediWound Ltd.* (a)	1,269	19,695
Mind Medicine MindMed, Inc.* (a)	11,016	64,444
Nektar Therapeutics*	28,200	19,176
Neumora Therapeutics, Inc.*	13,152	13,152
Nuvation Bio, Inc.*	28,322	49,847
Ocular Therapeutix, Inc.*	23,613	173,083
Omeros Corp.* (a)	8,726	71,728
Pacira BioSciences, Inc.*	6,930	172,210
Phathom Pharmaceuticals, Inc.*	6,090	38,184
Phibro Animal Health Corp. "A"	3,151	67,305
Pliant Therapeutics, Inc.*	8,498	11,472
Prestige Consumer Healthcare, Inc.*	7,496	644,431
Rapport Therapeutics, Inc.*	2,489	24,965
Scilex Holding Co.*	10,126	2,516
scPharmaceuticals, Inc.* (a)	5,901	15,520
Septerna, Inc.* (a)	2,886	16,710
SIGA Technologies, Inc.*	7,382	40,453

Supernus Pharmaceuticals, Inc.*	7,574	248,048
Tarsus Pharmaceuticals, Inc.*	5,651	290,292
Telomir Pharmaceuticals, Inc.* (a)	2,969	9,590
Terns Pharmaceuticals, Inc.*	10,931	30,170
Theravance Biopharma, Inc.*	5,650	50,454
Third Harmonic Bio, Inc.* (a)	3,121	10,830
Trevi Therapeutics, Inc.*	11,195	70,417
Ventyx Biosciences, Inc.*	9,709	11,165
Verrica Pharmaceuticals, Inc.*	3,208	1,419
Veru, Inc.* (a)	21,144	10,363
WaVe Life Sciences Ltd.*	14,562	117,661
Xeris Biopharma Holdings, Inc.*	21,180	116,278
Zevra Therapeutics, Inc.*	8,228	61,628
		7,079,059
Industrials 17.3%
Aerospace & Defense 1.4%
AAR Corp.*	5,278	295,515
AeroVironment, Inc.*	4,241	505,485
AerSale Corp.*	5,162	38,663
Archer Aviation, Inc. "A"* (a)	48,834	347,210
Astronics Corp.*	4,343	104,970
Byrna Technologies, Inc.*	2,563	43,161
Cadre Holdings, Inc.	3,923	116,160
Ducommun, Inc.*	2,024	117,453
Eve Holding, Inc.*	7,939	26,357
Intuitive Machines, Inc.* (a)	6,281	46,793
Kratos Defense & Security Solutions, Inc.*	22,387	664,670
Leonardo DRS, Inc.	11,186	367,796
Mercury Systems, Inc.*	7,886	339,808
Moog, Inc. "A"	4,239	734,831
National Presto Industries, Inc.	800	70,328
Park Aerospace Corp.	2,903	39,045
Redwire Corp.* (a)	3,576	29,645
Rocket Lab USA, Inc.*	53,432	955,364
Triumph Group, Inc.*	11,170	283,048
V2X, Inc.*	2,510	123,115
Virgin Galactic Holdings, Inc.* (a)	4,128	12,508
VirTra, Inc.*	1,539	6,264
		5,268,189
Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	7,782	174,628
Forward Air Corp.*	3,892	78,190
Hub Group, Inc. "A"	9,033	335,757
Radiant Logistics, Inc.*	5,420	33,333
		621,908
Building Products 1.4%
American Woodmark Corp.*	2,246	132,132
Apogee Enterprises, Inc.	3,317	153,677
AZZ, Inc.	4,468	373,570
Caesarstone Ltd.*	3,310	8,043
CSW Industrials, Inc.	2,535	739,003
Gibraltar Industries, Inc.*	4,656	273,121
Griffon Corp.	5,944	424,996
Insteel Industries, Inc.	2,894	76,112
Janus International Group, Inc.*	20,648	148,666
JELD-WEN Holding, Inc.*	12,529	74,798

Masterbrand, Inc.*	19,082	249,211
Quanex Building Products Corp.	7,075	131,524
Resideo Technologies, Inc.*	22,202	392,975
Tecnoglass, Inc.	3,393	242,769
UFP Industries, Inc.	9,035	967,106
Zurn Elkay Water Solutions Corp.	21,777	718,206
		5,105,909
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	9,394	444,900
ACCO Brands Corp.	13,386	56,087
ACV Auctions, Inc. "A"*	22,390	315,475
Bridger Aerospace Group Holdings, Inc.*	1,484	1,677
BrightView Holdings, Inc.*	8,991	115,445
Casella Waste Systems, Inc. "A"*	9,471	1,056,111
CECO Environmental Corp.*	4,382	99,910
Cimpress PLC*	2,526	114,251
CompX International, Inc.	256	5,304
CoreCivic, Inc.*	16,530	335,394
Deluxe Corp.	6,609	104,488
Driven Brands Holdings, Inc.*	8,868	151,998
Ennis, Inc.	3,940	79,155
Enviri Corp.*	12,339	82,054
Healthcare Services Group, Inc.*	11,038	111,263
HNI Corp.	7,195	319,098
Interface, Inc.	8,756	173,719
LanzaTech Global, Inc.* (a)	17,755	4,299
Liquidity Services, Inc.*	3,223	99,945
Matthews International Corp. "A"	4,435	98,634
MillerKnoll, Inc.	10,238	195,955
Montrose Environmental Group, Inc.*	4,718	67,279
NL Industries, Inc.	1,218	9,622
OPENLANE, Inc.*	15,999	308,461
Perma-Fix Environmental Services, Inc.*	2,253	16,379
Pitney Bowes, Inc.	24,747	223,960
Pursuit Attractions & Hospitality, Inc.*	3,044	107,727
Quad Graphics, Inc.	4,077	22,220
Quest Resource Holding Corp.*	2,748	7,145
Steelcase, Inc. "A"	14,026	153,725
The Brink's Co.	6,639	572,016
The GEO Group, Inc.*	19,264	562,702
UniFirst Corp.	2,280	396,720
Virco Mfg. Corp.	1,655	15,656
VSE Corp.	2,664	319,653
		6,748,427
Construction & Engineering 1.5%
Ameresco, Inc. "A"*	5,009	60,509
Arcosa, Inc.	7,335	565,675
Argan, Inc.	1,911	250,666
Bowman Consulting Group Ltd.*	1,975	43,114
Centuri Holdings, Inc.* (a)	2,646	43,368
Concrete Pumping Holdings, Inc.	3,638	19,863
Construction Partners, Inc. "A"*	6,991	502,443
Dycom Industries, Inc.*	4,298	654,757
Fluor Corp.*	25,851	925,983
Granite Construction, Inc.	6,660	502,164
Great Lakes Dredge & Dock Corp.*	10,236	89,053
IES Holdings, Inc.*	1,253	206,883
Limbach Holdings, Inc.*	1,520	113,194

Matrix Service Co.*	3,902	48,502
MYR Group, Inc.*	2,419	273,565
Northwest Pipe Co.*	1,505	62,157
Orion Group Holdings, Inc.*	5,648	29,539
Primoris Services Corp.	8,086	464,217
Southland Holdings, Inc.*	1,694	5,065
Sterling Infrastructure, Inc.*	4,514	511,030
Tutor Perini Corp.*	6,542	151,644
		5,523,391
Electrical Equipment 1.2%
Allient, Inc.	2,150	47,257
American Superconductor Corp.*	5,206	94,437
Amprius Technologies, Inc.* (a)	2,387	6,397
Array Technologies, Inc.*	22,943	111,732
Atkore, Inc.	5,231	313,808
Blink Charging Co.* (a)	15,246	13,991
Bloom Energy Corp. "A"*	30,411	597,880
ChargePoint Holdings, Inc.* (a)	61,625	37,283
Energy Vault Holdings, Inc.* (a)	16,250	11,300
EnerSys	5,970	546,733
Enovix Corp.* (a)	24,818	182,164
Fluence Energy, Inc.* (a)	9,658	46,841
FuelCell Energy, Inc.* (a)	2,880	13,219
GrafTech International, Ltd.*	41,142	35,975
Hyliion Holdings Corp.*	21,760	30,464
LSI Industries, Inc.	4,179	71,043
NANO Nuclear Energy, Inc.* (a)	3,710	98,167
Net Power, Inc.* (a)	3,350	8,810
NEXTracker, Inc. "A"*	21,834	920,085
NuScale Power Corp.*	13,668	193,539
Plug Power, Inc.* (a)	124,454	168,013
Powell Industries, Inc.	1,414	240,847
Preformed Line Products Co.	351	49,172
SES AI Corp.* (a)	20,212	10,524
Shoals Technologies Group, Inc. "A"*	25,140	83,465
SolarMax Technology, Inc.* (a)	4,529	5,435
Solidion Technology, Inc.*	7,549	910
Stem, Inc.* (a)	23,550	8,250
Sunrun, Inc.*	33,654	197,212
T1 Energy, Inc.* (a)	17,899	22,553
Thermon Group Holdings, Inc.*	5,034	140,197
TPI Composites, Inc.* (a)	7,091	5,715
Ultralife Corp.*	1,604	8,629
Vicor Corp.*	3,470	162,327
		4,484,374
Ground Transportation 0.4%
ArcBest Corp.	3,545	250,206
Covenant Logistics Group, Inc.	2,358	52,348
FTAI Infrastructure, Inc.	15,630	70,804
Heartland Express, Inc.	6,777	62,484
Hertz Global Holdings, Inc.* (a)	18,211	71,751
Marten Transport Ltd.	8,709	119,487
PAMT Corp.*	1,054	12,796
Proficient Auto Logistics, Inc.*	3,157	26,424
RXO, Inc.*	24,083	459,985

Universal Logistics Holdings, Inc.	1,097	28,785
Werner Enterprises, Inc.	9,356	274,131
		1,429,201
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,906	103,978
Machinery 3.9%
374Water, Inc.* (a)	9,195	3,126
3D Systems Corp.*	19,898	42,184
Alamo Group, Inc.	1,544	275,156
Albany International Corp. "A"	4,731	326,628
Astec Industries, Inc.	3,418	117,750
Atmus Filtration Technologies, Inc.	12,766	468,895
Blue Bird Corp.*	4,856	157,189
Chart Industries, Inc.*	6,503	938,773
Columbus McKinnon Corp.	4,291	72,647
Commercial Vehicle Group, Inc.*	5,085	5,848
Douglas Dynamics, Inc.	3,531	82,025
Eastern Co.	846	21,421
Energy Recovery, Inc.*	8,526	135,478
Enerpac Tool Group Corp.	8,240	369,646
Enpro, Inc.	3,174	513,521
ESCO Technologies, Inc.	3,918	623,432
Federal Signal Corp.	9,097	669,084
Franklin Electric Co., Inc.	6,860	644,017
Gencor Industries, Inc.*	1,639	19,930
Gorman-Rupp Co.	3,135	110,039
Graham Corp.*	1,621	46,717
Greenbrier Companies, Inc.	4,624	236,841
Helios Technologies, Inc.	5,041	161,766
Hillenbrand, Inc.	10,601	255,908
Hillman Solutions Corp.*	29,503	259,331
Hyster-Yale, Inc.	1,721	71,490
JBT Marel Corp.	7,111	868,964
Kadant, Inc.	1,773	597,341
Kennametal, Inc.	11,704	249,295
L.B. Foster Co. "A"*	1,439	28,320
Lindsay Corp.	1,649	208,632
Luxfer Holdings PLC	3,954	46,894
Mayville Engineering Co., Inc.*	2,088	28,042
Miller Industries, Inc.	1,735	73,512
Mueller Industries, Inc.	16,927	1,288,822
Mueller Water Products, Inc. "A"	23,517	597,802
NN, Inc.*	7,381	16,681
Omega Flex, Inc.	547	19,025
Park-Ohio Holdings Corp.	1,378	29,765
Proto Labs, Inc.*	3,694	129,438
REV Group, Inc.	7,759	245,184
Shyft Group, Inc.	5,297	42,853
SPX Technologies, Inc.*	6,816	877,765
Standex International Corp.	1,753	282,917
Taylor Devices, Inc.* (a)	453	14,618
Tennant Co.	2,879	229,600
Terex Corp.	10,129	382,674
The Manitowoc Co., Inc.*	5,330	45,785
Titan International, Inc.*	7,777	65,249
Trinity Industries, Inc.	12,439	349,038
Twin Disc, Inc.	1,812	13,717

Wabash National Corp.	6,403	70,753
Watts Water Technologies, Inc. "A"	4,153	846,880
Worthington Enterprises, Inc.	4,774	239,130
		14,517,538
Marine Transportation 0.3%
Costamare, Inc.	6,689	65,820
Genco Shipping & Trading Ltd.	6,549	87,495
Golden Ocean Group Ltd.	18,379	146,664
Himalaya Shipping Ltd.*	4,674	25,614
Matson, Inc.	4,953	634,826
Pangaea Logistics Solutions Ltd.	4,900	23,324
Safe Bulkers, Inc.	9,344	34,479
		1,018,222
Passenger Airlines 0.4%
Allegiant Travel Co.	2,372	122,514
Blade Air Mobility, Inc.*	9,256	25,269
Frontier Group Holdings, Inc.*	6,519	28,292
JetBlue Airways Corp.*	47,321	228,087
Joby Aviation, Inc.* (a)	65,813	396,194
SkyWest, Inc.*	6,004	524,570
Sun Country Airlines Holdings, Inc.*	5,866	72,269
Wheels Up Experience, Inc.* (a)	14,548	14,694
		1,411,889
Professional Services 2.3%
Alight, Inc. "A"	63,726	377,895
Asure Software, Inc.*	3,770	36,003
Barrett Business Services, Inc.	3,878	159,580
BlackSky Technology, Inc.* (a)	3,905	30,186
CBIZ, Inc.*	7,262	550,895
Conduent, Inc.*	23,359	63,069
CRA International, Inc.	999	173,027
CSG Systems International, Inc.	4,380	264,859
DLH Holdings Corp.*	1,417	5,739
ExlService Holdings, Inc.*	23,830	1,125,014
Exponent, Inc.	7,646	619,785
First Advantage Corp.*	8,973	126,430
FiscalNote Holdings, Inc.*	9,652	7,800
Forrester Research, Inc.*	1,783	16,475
Franklin Covey Co.*	1,743	48,142
Heidrick & Struggles International, Inc.	3,037	130,075
HireQuest, Inc.	827	9,841
Huron Consulting Group, Inc.*	2,674	383,585
IBEX Holdings Ltd.*	1,353	32,945
ICF International, Inc.	2,819	239,530
Innodata, Inc.*	4,104	147,334
Insperity, Inc.	5,473	488,356
Kelly Services, Inc. "A"	4,817	63,440
Kforce, Inc.	2,744	134,154
Korn Ferry	7,785	528,056
Legalzoom.com, Inc.*	18,981	163,426
Maximus, Inc.	8,652	589,980
Mistras Group, Inc.*	3,315	35,073
NV5 Global, Inc.*	8,596	165,645
Planet Labs PBC*	33,239	112,348
Resolute Holdings Management, Inc.*	320	10,029
Resources Connection, Inc.	5,152	33,694
Spire Global, Inc.* (a)	3,541	28,647

TriNet Group, Inc.	4,868	385,740
TrueBlue, Inc.*	4,745	25,196
TTEC Holdings, Inc.	3,010	9,903
Upwork, Inc.*	18,804	245,392
Verra Mobility Corp.*	24,922	560,994
Willdan Group, Inc.*	1,993	81,155
WNS Holdings Ltd.*	6,530	401,530
		8,610,967
Trading Companies & Distributors 2.5%
Alta Equipment Group, Inc.	4,290	20,120
Applied Industrial Technologies, Inc.	5,828	1,313,281
Beacon Roofing Supply, Inc.*	9,391	1,161,667
BlueLinx Holdings, Inc.*	1,233	92,450
Boise Cascade Co.	5,814	570,295
Custom Truck One Source, Inc.*	7,739	32,659
Distribution Solutions Group, Inc.*	1,518	42,504
DNOW, Inc.*	16,049	274,117
DXP Enterprises, Inc.*	1,856	152,675
EVI Industries, Inc.	956	16,042
FTAI Aviation Ltd.	15,378	1,707,419
GATX Corp.	5,407	839,545
Global Industrial Co.	2,112	47,309
GMS, Inc.*	5,884	430,532
H&E Equipment Services, Inc.	4,883	462,860
Herc Holdings, Inc.	4,255	571,319
Hudson Technologies, Inc.*	6,888	42,499
Karat Packaging, Inc.	1,056	28,068
McGrath RentCorp.	3,720	414,408
MRC Global, Inc.*	12,787	146,795
Rush Enterprises, Inc. "A"	9,214	492,120
Rush Enterprises, Inc. "B"	1,307	73,872
Titan Machinery, Inc.*	3,258	55,516
Transcat, Inc.*	1,404	104,528
Willis Lease Finance Corp.	430	67,927
Xometry, Inc. "A"*	6,620	164,970
		9,325,497
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.* (a)	1,780	23,158
Information Technology 12.1%
Communications Equipment 0.6%
ADTRAN Holdings, Inc.*	11,742	102,390
Applied Optoelectronics, Inc.* (a)	6,492	99,652
Aviat Networks, Inc.*	1,788	34,276
Calix, Inc.*	8,988	318,535
Clearfield, Inc.*	1,881	55,903
CommScope Holding Co., Inc.*	32,590	173,053
Digi International, Inc.*	5,425	150,978
Extreme Networks, Inc.*	19,464	257,509
Harmonic, Inc.*	16,774	160,863
NETGEAR, Inc.*	4,196	102,634
NetScout Systems, Inc.*	10,538	221,404
Ribbon Communications, Inc.*	14,187	55,613
Viasat, Inc.*	18,798	195,875
Viavi Solutions, Inc.*	33,265	372,235
		2,300,920

Electronic Equipment, Instruments & Components 2.9%
908 Devices, Inc.* (a)	3,660	16,397
Advanced Energy Industries, Inc.	5,659	539,359
Aeva Technologies, Inc.* (a)	3,668	25,676
Arlo Technologies, Inc.*	14,841	146,481
Badger Meter, Inc.	4,450	846,613
Bel Fuse, Inc. "A"	271	19,528
Bel Fuse, Inc. "B"	1,547	115,808
Belden, Inc.	6,130	614,533
Benchmark Electronics, Inc.	5,459	207,606
Climb Global Solutions, Inc.	623	69,003
CTS Corp.	4,513	187,515
Daktronics, Inc.*	6,251	76,137
ePlus, Inc.*	4,001	244,181
Evolv Technologies Holdings, Inc.*	20,705	64,600
Fabrinet*	5,520	1,090,255
FARO Technologies, Inc.*	2,830	77,259
Insight Enterprises, Inc.*	4,122	618,259
Itron, Inc.*	6,838	716,349
Kimball Electronics, Inc.*	3,621	59,565
Knowles Corp.*	13,214	200,853
Lightwave Logic, Inc.*	18,708	19,176
Methode Electronics, Inc.	5,536	35,320
MicroVision, Inc.* (a)	32,673	40,515
Mirion Technologies, Inc.*	31,193	452,299
Napco Security Technologies, Inc.	5,287	121,707
nLight, Inc.*	6,754	52,479
Novanta, Inc.*	5,421	693,183
OSI Systems, Inc.*	2,418	469,914
Ouster, Inc.*	7,236	64,979
PAR Technology Corp.*	5,074	311,239
PC Connection, Inc.	1,748	109,110
Plexus Corp.*	4,055	519,567
Powerfleet, Inc. NJ*	14,810	81,307
Richardson Electronics Ltd.	1,900	21,204
Rogers Corp.*	2,816	190,164
Sanmina Corp.*	8,122	618,734
ScanSource, Inc.*	3,514	119,511
SmartRent, Inc.*	25,740	31,145
TTM Technologies, Inc.*	15,357	314,972
Vishay Intertechnology, Inc.	18,789	298,745
Vishay Precision Group, Inc.*	1,894	45,626
		10,546,873
IT Services 0.5%
Applied Digital Corp.* (a)	29,990	168,544
ASGN, Inc.*	6,570	414,041
Backblaze, Inc. "A"*	6,319	30,521
BigBear.ai Holdings, Inc.*	16,217	46,381
BigCommerce Holdings, Inc.Series 1*	11,082	63,832
Couchbase, Inc.*	5,917	93,193
DigitalOcean Holdings, Inc.*	10,052	335,636
Fastly, Inc. "A"*	19,654	124,410
Grid Dynamics Holdings, Inc.*	9,267	145,029
Information Services Group, Inc.	5,366	20,981
Rackspace Technology, Inc.*	10,639	17,980
The Hackett Group, Inc.	3,775	110,305

Tucows, Inc. "A"*	1,200	20,256
Unisys Corp.*	10,200	46,818
		1,637,927
Semiconductors & Semiconductor Equipment 2.0%
ACM Research, Inc. "A"*	7,760	181,118
Aehr Test Systems* (a)	4,425	32,258
Alpha & Omega Semiconductor Ltd.*	3,585	89,123
Ambarella, Inc.*	5,820	292,921
Axcelis Technologies, Inc.*	4,918	244,277
CEVA, Inc.*	3,485	89,251
Cohu, Inc.*	6,979	102,661
Credo Technology Group Holding Ltd.*	21,470	862,235
Diodes, Inc.*	6,933	299,298
Everspin Technologies, Inc.*	3,220	16,422
FormFactor, Inc.*	11,776	333,143
GCT Semiconductor Holding, Inc.* (a)	1,232	2,020
Ichor Holdings Ltd.*	4,998	113,005
Impinj, Inc.*	3,482	315,817
indie Semiconductor, Inc. "A"* (a)	25,474	51,840
Kulicke & Soffa Industries, Inc.	7,848	258,827
MaxLinear, Inc.*	12,239	132,916
Navitas Semiconductor Corp.* (a)	19,967	40,932
NVE Corp.	751	47,869
PDF Solutions, Inc.*	4,659	89,034
Penguin Solutions, Inc.*	7,888	137,015
Photronics, Inc.*	9,361	194,334
Power Integrations, Inc.	8,536	431,068
QuickLogic Corp.* (a)	2,180	11,140
Rambus, Inc.*	16,167	837,046
Rigetti Computing, Inc.* (a)	28,572	226,290
Semtech Corp.*	11,194	385,074
Silicon Laboratories, Inc.*	4,839	544,726
SiTime Corp.*	2,813	430,023
SkyWater Technology, Inc.*	4,352	30,856
Synaptics, Inc.*	6,002	382,447
Ultra Clean Holdings, Inc.*	6,767	144,881
Veeco Instruments, Inc.*	8,469	170,058
		7,519,925
Software 5.8%
8x8, Inc.*	19,767	39,534
A10 Networks, Inc.	10,794	176,374
ACI Worldwide, Inc.*	15,971	873,773
Adeia, Inc.	16,565	218,989
Agilysys, Inc.*	3,410	247,361
Airship AI Holdings, Inc.* (a)	1,232	4,756
Alarm.com Holdings, Inc.*	7,210	401,237
Alkami Technology, Inc.*	9,163	240,529
Amplitude, Inc. "A"*	11,735	119,580
Appian Corp. "A"*	6,146	177,066
Arteris, Inc.*	4,472	30,902
Asana, Inc. "A"*	12,362	180,114
Audioeye, Inc.*	1,160	12,876
Aurora Innovation, Inc.*	145,300	977,142
Avepoint, Inc.*	19,420	280,425
Bit Digital, Inc.* (a)	18,864	38,105
Blackbaud, Inc.*	5,953	369,384
BlackLine, Inc.*	8,787	425,467
Blend Labs, Inc. "A"*	35,450	118,758

Box, Inc. "A"*	21,337	658,460
Braze, Inc. "A"*	9,975	359,898
C3.ai, Inc. "A"* (a)	16,995	357,745
Cerence, Inc.*	6,385	50,442
Cipher Mining, Inc.*	30,378	69,869
Cleanspark, Inc.* (a)	41,722	280,372
Clear Secure, Inc. "A"	13,320	345,121
Clearwater Analytics Holdings, Inc. "A"*	28,333	759,324
Commvault Systems, Inc.*	6,611	1,042,951
Consensus Cloud Solutions, Inc.*	2,715	62,662
Core Scientific, Inc.*	26,963	195,212
CS Disco, Inc.*	4,022	16,450
Daily Journal Corp.*	209	83,119
Digimarc Corp.* (a)	2,398	30,742
Digital Turbine, Inc.*	15,146	41,121
Domo, Inc. "B"*	5,319	41,275
D-Wave Quantum, Inc.* (a)	27,620	209,912
E2open Parent Holdings, Inc.*	30,215	60,430
eGain Corp.*	2,965	14,380
Enfusion, Inc. "A"*	7,763	86,557
EverCommerce, Inc.*	3,293	33,193
Freshworks, Inc. "A"*	31,475	444,112
Hut 8 Corp.*	12,411	144,216
I3 Verticals, Inc. "A"*	3,402	83,927
Intapp, Inc.*	8,120	474,046
InterDigital, Inc.	3,833	792,473
Jamf Holding Corp.*	12,458	151,365
Kaltura, Inc.*	15,241	28,653
Life360, Inc.*	1,600	61,424
LiveRamp Holdings, Inc.*	9,702	253,610
Logility Supply Chain Solutions, Inc. "A"	4,742	67,621
MARA Holdings, Inc.* (a)	51,612	593,538
Meridianlink, Inc.*	4,874	90,315
Mitek Systems, Inc.*	6,756	55,737
N-able, Inc.*	10,533	74,679
NCR Voyix Corp.*	22,147	215,933
NextNav, Inc.*	12,059	146,758
Olo, Inc. "A"*	15,542	93,874
ON24, Inc.*	4,289	22,303
OneSpan, Inc.	5,698	86,895
Ooma, Inc.*	3,885	50,855
Pagaya Technologies Ltd. "A"*	5,614	58,835
PagerDuty, Inc.*	13,067	238,734
Porch Group, Inc.*	11,714	85,395
Progress Software Corp.	6,544	337,081
PROS Holdings, Inc.*	6,924	131,764
Q2 Holdings, Inc.*	8,902	712,249
Qualys, Inc.*	5,619	707,601
Rapid7, Inc.*	9,475	251,182
Red Violet, Inc.	1,699	63,865
Rekor Systems, Inc.* (a)	12,135	10,760
ReposiTrak, Inc. (a)	1,857	37,641
Rimini Street, Inc.*	8,204	28,550
Riot Platforms, Inc.* (a)	47,019	334,775
Roadzen, Inc.* (a)	5,701	5,929
Sapiens International Corp. NV	4,668	126,456
SEMrush Holdings, Inc. "A"*	5,711	53,284
Silvaco Group, Inc.* (a)	1,082	4,934

Solarwinds Corp.	8,240	151,863
SoundHound AI, Inc. "A"* (a)	48,982	397,734
SoundThinking, Inc.*	1,538	26,069
Sprinklr, Inc. "A"*	17,596	146,927
Sprout Social, Inc. "A"*	7,664	168,531
SPS Commerce, Inc.*	5,704	757,092
Telos Corp.*	8,944	21,287
Tenable Holdings, Inc.*	18,072	632,159
Terawulf, Inc.*	40,452	110,434
Varonis Systems, Inc.*	16,688	675,030
Verint Systems, Inc.*	9,281	165,666
Vertex, Inc. "A"*	8,355	292,509
Viant Technology, Inc. "A"*	2,474	30,702
Weave Communications, Inc.*	5,758	63,856
WM Technology, Inc.*	13,563	15,326
Workiva, Inc.*	7,745	587,923
Xperi, Inc.*	6,668	51,477
Yext, Inc.*	15,816	97,427
Zeta Global Holdings Corp. "A"*	27,228	369,212
		21,614,200
Technology Hardware, Storage & Peripherals 0.3%
Composecure, Inc. "A"	3,849	41,838
Corsair Gaming, Inc.*	6,657	58,981
CPI Card Group, Inc.*	751	21,907
Diebold Nixdorf, Inc.*	3,819	166,967
Eastman Kodak Co.*	8,845	55,900
Immersion Corp.	4,808	36,445
IonQ, Inc.* (a)	30,625	675,894
Turtle Beach Corp.*	2,545	36,317
Xerox Holding Corp. (a)	17,364	83,868
		1,178,117
Materials 3.8%
Chemicals 1.6%
AdvanSix, Inc.	3,785	85,730
American Vanguard Corp.	4,134	18,190
Arq, Inc.*	4,348	18,131
Asp Isotopes, Inc.* (a)	8,042	37,717
Aspen Aerogels, Inc.*	9,642	61,612
Avient Corp.	13,636	506,714
Balchem Corp.	4,895	812,570
Cabot Corp.	8,022	666,949
Core Molding Technologies, Inc.*	1,251	19,015
Ecovyst, Inc.*	17,415	107,973
H.B. Fuller Co.	8,242	462,541
Hawkins, Inc.	2,933	310,663
Ingevity Corp.*	5,542	219,408
Innospec, Inc.	3,790	359,102
Intrepid Potash, Inc.*	1,673	49,169
Koppers Holdings, Inc.	2,920	81,760
Kronos Worldwide, Inc.	3,387	25,335
LSB Industries, Inc.*	8,242	54,315
Mativ Holdings, Inc.	8,510	53,017
Minerals Technologies, Inc.	4,778	303,737
Northern Technologies International Corp.	1,253	13,044
Orion SA	8,639	111,702
Perimeter Solutions, Inc.*	20,139	202,800

PureCycle Technologies, Inc.* (a)	18,693	129,356
Quaker Chemical Corp.	2,073	256,244
Rayonier Advanced Materials, Inc.*	9,974	57,351
Sensient Technologies Corp.	6,367	473,896
Stepan Co.	3,232	177,889
Tronox Holdings PLC	18,028	126,917
Valhi, Inc.	368	5,980
		5,808,827
Construction Materials 0.2%
Knife River Corp.*	8,594	775,265
Smith-Midland Corp.* (a)	712	22,122
United States Lime & Minerals, Inc.	1,603	141,673
		939,060
Containers & Packaging 0.3%
Ardagh Metal Packaging SA	21,427	64,710
Greif, Inc. "A"	3,751	206,267
Greif, Inc. "B"	749	44,401
Myers Industries, Inc.	5,676	67,715
O-I Glass, Inc*	23,320	267,480
Pactiv Evergreen, Inc.	6,108	110,005
Ranpak Holdings Corp.*	6,787	36,786
TriMas Corp.	6,147	144,024
		941,388
Metals & Mining 1.6%
Alpha Metallurgical Resources, Inc.*	1,656	207,414
Caledonia Mining Corp. PLC	2,557	31,937
Carpenter Technology Corp.	7,283	1,319,534
Century Aluminum Co.*	7,991	148,313
Coeur Mining, Inc.*	94,477	559,304
Commercial Metals Co.	17,232	792,844
Compass Minerals International, Inc.*	5,394	50,110
Constellium SE*	19,735	199,126
Contango ORE, Inc.* (a)	1,661	16,959
Critical Metals Corp.* (a)	1,177	1,636
Dakota Gold Corp.*	10,753	28,495
Hecla Mining Co.	90,182	501,412
i-80 Gold Corp.*	50,619	29,450
Ivanhoe Electric, Inc.*	12,378	71,916
Kaiser Aluminum Corp.	2,429	147,246
Lifezone Holdings Ltd.* (a)	5,777	24,148
MAC Copper Ltd. "A"* (a)	7,954	75,881
Materion Corp.	3,114	254,102
Metallus, Inc.*	6,311	84,315
Novagold Resources, Inc.*	37,016	108,087
Olympic Steel, Inc.	1,429	45,042
Perpetua Resources Corp.*	6,342	67,796
Piedmont Lithium, Inc.* (a)	2,902	18,283
Radius Recycling, Inc.	3,967	114,567
Ramaco Resources, Inc. "A"	4,197	34,541
Ramaco Resources, Inc. "B"	981	6,975
Ryerson Holding Corp.	4,041	92,781
SSR Mining, Inc.*	30,913	310,057
SunCoke Energy, Inc.	12,613	116,040
Tredegar Corp.*	4,170	32,109
Warrior Met Coal, Inc.	7,898	376,893
Worthington Steel, Inc.	4,884	123,712
		5,991,025

Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,417	61,319
Sylvamo Corp.	5,277	353,929
		415,248
Real Estate 6.3%
Diversified REITs 0.7%
Alexander & Baldwin, Inc.	10,934	188,393
Alpine Income Property Trust, Inc.	1,903	31,818
American Assets Trust, Inc.	7,223	145,471
Armada Hoffler Properties, Inc.	11,688	87,777
Broadstone Net Lease, Inc.	28,582	487,037
CTO Realty Growth, Inc.	4,512	87,127
Empire State Realty Trust, Inc. "A"	20,557	160,756
Essential Properties Realty Trust, Inc.	26,587	867,799
Gladstone Commercial Corp.	6,559	98,254
Global Net Lease, Inc.	30,596	245,992
NexPoint Diversified Real Estate Trust	5,428	20,789
One Liberty Properties, Inc.	2,473	64,966
		2,486,179
Health Care REITs 0.9%
American Healthcare REIT, Inc.	23,030	697,809
CareTrust REIT, Inc.	28,513	814,902
Community Healthcare Trust, Inc.	4,240	76,998
Diversified Healthcare Trust	32,722	78,533
Global Medical REIT, Inc.	9,309	81,454
LTC Properties, Inc.	6,840	242,478
National Health Investors, Inc.	6,632	489,840
Sabra Health Care REIT, Inc.	35,798	625,391
Strawberry Fields REIT, Inc.	1,374	16,364
Universal Health Realty Income Trust	1,991	81,551
		3,205,320
Hotel & Resort REITs 0.7%
Apple Hospitality REIT, Inc.	34,661	447,473
Braemar Hotels & Resorts, Inc.	10,298	25,642
Chatham Lodging Trust	7,432	52,990
DiamondRock Hospitality Co.	31,010	239,397
Pebblebrook Hotel Trust	18,174	184,103
RLJ Lodging Trust	22,462	177,225
Ryman Hospitality Properties, Inc.	8,877	811,713
Service Properties Trust	25,475	66,490
Summit Hotel Properties, Inc.	15,526	83,996
Sunstone Hotel Investors, Inc.	30,229	284,455
Xenia Hotels & Resorts, Inc.	15,286	179,763
		2,553,247
Industrial REITs 0.4%
Industrial Logistics Properties Trust	10,335	35,552
Innovative Industrial Properties, Inc.	4,269	230,910
LXP Industrial Trust	43,807	378,931
Plymouth Industrial REIT, Inc.	5,927	96,610
Terreno Realty Corp.	14,968	946,277
		1,688,280
Office REITs 0.7%
Brandywine Realty Trust	25,384	113,213
City Office REIT, Inc.	5,359	27,813
COPT Defense Properties	17,034	464,517

Douglas Emmett, Inc.	24,369	389,904
Easterly Government Properties, Inc.	15,047	159,498
Franklin Street Properties Corp.	13,550	24,119
Hudson Pacific Properties, Inc.	21,243	62,667
JBG SMITH Properties	12,354	199,023
NET Lease Office Properties *	2,213	69,444
Orion Properties, Inc.	8,935	19,121
Paramount Group, Inc.	27,598	118,671
Peakstone Realty Trust	5,652	71,215
Piedmont Office Realty Trust, Inc. "A"	18,712	137,908
Postal Realty Trust, Inc. "A"	3,529	50,394
SL Green Realty Corp.	10,833	625,064
		2,532,571
Real Estate Management & Development 0.6%
American Realty Investors, Inc.*	207	2,267
Anywhere Real Estate, Inc.*	15,286	50,902
Compass, Inc. "A"*	55,503	484,541
Cushman & Wakefield PLC*	34,840	356,065
eXp World Holdings, Inc.	12,258	119,883
Forestar Group, Inc.*	2,772	58,600
FRP Holdings, Inc.*	2,070	59,140
Kennedy-Wilson Holdings, Inc.	17,258	149,800
Marcus & Millichap, Inc.	3,511	120,954
Maui Land & Pineapple Co., Inc.*	1,228	21,576
Newmark Group, Inc. "A"	19,819	241,197
Offerpad Solutions, Inc.* (a)	1,687	2,800
Opendoor Technologies, Inc.*	94,222	96,106
RE/MAX Holdings, Inc. "A"*	2,855	23,896
Real Brokerage, Inc.*	15,697	63,730
Redfin Corp.*	18,358	169,077
Star Holdings*	1,930	16,424
Stratus Properties, Inc.*	861	15,283
Tejon Ranch Co.*	3,300	52,305
The RMR Group, Inc. "A"	2,378	39,594
The St. Joe Co.	5,481	257,333
Transcontinental Realty Investors, Inc. *	185	5,171
		2,406,644
Residential REITs 0.5%
Apartment Investment and Management Co. "A"	21,088	185,574
BRT Apartments Corp.	1,764	29,988
Centerspace	2,516	162,911
Clipper Realty, Inc.	2,020	7,757
Elme Communities	13,418	233,473
Independence Realty Trust, Inc.	34,217	726,427
NexPoint Residential Trust, Inc.	3,402	134,481
UMH Properties, Inc.	11,048	206,598
Veris Residential, Inc.	11,948	202,160
		1,889,369
Retail REITs 1.3%
Acadia Realty Trust	17,788	372,659
Alexander's, Inc.	332	69,441
Cbl & Associates Properties, Inc.	3,184	84,631
Curbline Properties Corp.	14,391	348,118
FrontView REIT, Inc.	2,233	28,560
Getty Realty Corp.	7,701	240,117
Inventrust Properties Corp.	11,759	345,362
Kite Realty Group Trust	32,810	733,960

NETSTREIT Corp.	12,335	195,510
Phillips Edison & Co., Inc.	18,580	677,984
Saul Centers, Inc.	1,534	55,331
SITE Centers Corp.	7,178	92,165
Tanger, Inc.	16,226	548,277
The Macerich Co.	37,669	646,777
Urban Edge Properties	18,948	360,012
Whitestone REIT	7,400	107,818
		4,906,722
Specialized REITs 0.5%
Farmland Partners, Inc.	6,855	76,433
Four Corners Property Trust, Inc.	14,576	418,331
Gladstone Land Corp.	4,861	51,138
Outfront Media, Inc.	21,794	351,755
PotlatchDeltic Corp.	11,904	537,109
Safehold, Inc.	7,785	145,735
Uniti Group, Inc.	36,990	186,430
		1,766,931
Utilities 3.1%
Electric Utilities 0.9%
ALLETE, Inc.	8,791	577,569
Genie Energy Ltd. "B"	2,044	30,762
Hawaiian Electric Industries, Inc.*	26,270	287,657
MGE Energy, Inc.	5,547	515,649
Otter Tail Corp.	6,295	505,929
Portland General Electric Co.	15,784	703,966
TXNM Energy, Inc.	13,643	729,628
		3,351,160
Gas Utilities 1.1%
Brookfield Infrastructure Corp. "A"	18,131	656,161
Chesapeake Utilities Corp.	3,415	438,589
New Jersey Resources Corp.	15,116	741,591
Northwest Natural Holding Co.	6,031	257,644
ONE Gas, Inc.	8,519	643,951
RGC Resources, Inc. (a)	1,291	26,943
Southwest Gas Holdings, Inc.	9,214	661,565
Spire, Inc.	8,616	674,202
		4,100,646
Independent Power & Renewable Electricity Producers 0.2%
Altus Power, Inc.*	11,346	56,163
Montauk Renewables, Inc.*	10,307	21,542
Ormat Technologies, Inc.	8,724	617,397
Sunnova Energy International, Inc.*	17,154	6,381
		701,483
Multi-Utilities 0.5%
Avista Corp.	11,939	499,886
Black Hills Corp.	10,880	659,872
Northwestern Energy Group, Inc.	9,391	543,457
Unitil Corp.	2,386	137,648
		1,840,863
Water Utilities 0.4%
American States Water Co.	5,734	451,151
Cadiz, Inc.*	6,601	19,341
California Water Service Group	9,042	438,175
Consolidated Water Co., Ltd.	2,346	57,454

Global Water Resources, Inc.	1,753	18,073
Middlesex Water Co.	2,670	171,147
Pure Cycle Corp.*	3,223	33,745
SJW Group	5,043	275,802
York Water Co.	2,190	75,949
		1,540,837
Total Common Stocks (Cost $344,306,775)		363,716,573

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care
Aduro Biotech, Inc.* (c)	2,328	0
Cartesian Therapeutics, Inc.* (c)	17,902	3,222
Chinook Therapeutics, Inc.* (c)	8,604	3,356
GTX, Inc.* (a) (c)	123	252
Inhibrx, Inc.* (c)	5,183	3,356
Tobira Therapeutics, Inc.* (c)	1,687	101
Total Rights (Cost $9,896)		10,287

Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 6/27/2029* (c) (Cost $0)	278	0

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.115% (d), 9/11/2025 (e) (Cost $437,707)	446,000	437,721

	Shares	Value ($)

Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (f) (g) (Cost $10,161,893)	10,161,893	10,161,893

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 4.37% (f) (Cost $5,983,370)	5,983,370	5,983,370

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $360,899,641)	102.7	380,309,844
Other Assets and Liabilities, Net	(2.7)	(9,933,640)
Net Assets	100.0	370,376,204
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (f) (g)
13,956,783	—	3,794,890 (h)	—	—	58,166	—	10,161,893	10,161,893
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 4.37% (f)
2,894,238	17,233,774	14,144,642	—	—	24,895	—	5,983,370	5,983,370
16,851,021	17,233,774	17,939,532	—	—	83,061	—	16,145,263	16,145,263

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $9,827,882, which is 2.7% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At March 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $458,092.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At March 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Russell E-Mini 2000 Index	USD	6/20/2025	64	6,601,196	6,486,720	(114,476)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$363,716,573	$—	$—	$363,716,573
Other Investments	—	—	0	0
Rights	—	—	10,287	10,287
Warrants	—	—	0	0
Government & Agency Obligations	—	437,721	—	437,721
Short-Term Investments (a)	16,145,263	—	—	16,145,263
Total	$379,861,836	$437,721	$10,287	$380,309,844

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(114,476)	$—	$—	$(114,476)
Total	$(114,476)	$—	$—	$(114,476)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH1
R-080548-3 (1/27)